                          [BACKGROUND OF BUSINESSMAN]



[LIBERTY LOGO]              LIBERTY TAX-EXEMPT FUND
                                Semiannual Report
                                  May 31, 2001

 PRESIDENT'S MESSAGE

[STEVE GIBSON PHOTO]

Dear Shareholder:

A slowing economy enabled long-term municipal bonds to provide solid performance for the six months ended May 31, 2001. During the period, in an effort to prevent a recession, the Federal Reserve (the Fed) aggressively lowered interest rates, announcing five 0.5% interest rate cuts between January and May 2001. Aggressive easings like this are quite rare.

Both the municipal and Treasury yield curves steepened during the period. As short-term rates moved lower in response to Fed actions, long-term rates did not. This was due to inflation concerns brought on, in part, by the fact that the Fed lowered rates so quickly. Some experts believe that such a rapid increase in the money supply could devalue the dollar, leading to inflation. Inflation would cause interest rates to increase, the impact of which could deflate the prices of long-term municipal bonds.

During the period, your fund's managers maintained a longer duration than the fund's Lipper peers, making the portfolio more sensitive to interest rate fluctuations. Their greater focus on interest rate sensitivity enabled the fund to turn in solid performance for the period, although it did underperform its peers. Your portfolio managers discuss this in greater detail on the following pages and reveal why they believe that this duration strategy should prove effective over the long term.

For more information, please contact your financial advisor or visit www.libertyfunds.com. As always, we thank you for choosing Liberty Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson

President

July 12, 2001

   PERFORMANCE HIGHLIGHTS

    NET ASSET VALUE PER SHARE AS OF 5/31/01 ($)
               CLASS A                 12.92
               CLASS B                 12.92
               CLASS C                 12.92

    DISTRIBUTIONS DECLARED PER SHARE, AS OF 5/31/01 ($)
               CLASS A                 0.326
               CLASS B                 0.280
               CLASS C(1)              0.289

(1) A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

                 May Lose Value
   Not FDIC
   Insured      No Bank Guarantee

 PERFORMANCE INFORMATION

Value of a $10,000 investment
6/1/91-5/31/01

 PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE
 CLASSES, 6/1/91-5/31/01

                                   with          without
                                  sales           sales
                                  charge         charge
 ----------------------------------------------------------
 Class A                          17,943         17,091
 ----------------------------------------------------------
 Class B                          16,775         16,775
 ----------------------------------------------------------
 Class C                          17,532         17,532

[Performance Graph]

                                                 LEHMAN BROS. MUNICIPAL       TAX-EXEMPT-A WITHOUT       TAX EXEMPT-A WITH SALES
                                                       BOND INDEX                 SALES CHARGE                   CHARGE
                                                 ----------------------       --------------------       -----------------------
6/1991                                                  10000.00                    10000.00                     9525.00
                                                         9990.00                    10000.00                     9525.00
                                                        10111.90                    10116.00                     9635.49
                                                        10245.30                    10255.60                     9768.46
                                                        10378.50                    10372.50                     9879.82
                                                        10472.00                    10458.60                     9961.82
                                                        10501.30                    10490.00                     9991.71
                                                        10727.00                    10685.10                    10177.50
                                                        10751.70                    10689.40                    10181.60
                                                        10755.00                    10725.70                    10216.20
                                                        10759.30                    10737.50                    10227.50
                                                        10855.00                    10823.40                    10309.30
                                                        10983.10                    10942.50                    10422.70
                                                        11167.60                    11111.00                    10583.20
                                                        11502.60                    11437.60                    10894.40
                                                        11391.10                    11317.50                    10780.00
                                                        11465.10                    11396.80                    10855.40
                                                        11352.80                    11249.80                    10715.40
                                                        11556.00                    11465.80                    10921.10
                                                        11673.80                    11570.10                    11020.50
                                                        11809.30                    11700.80                    11145.00
                                                        12236.80                    12047.20                    11474.90
                                                        12107.00                    11954.40                    11386.60
                                                        12229.30                    12060.80                    11487.90
                                                        12297.80                    12098.20                    11523.50
                                                        12503.20                    12273.60                    11690.60
                                                        12519.40                    12317.80                    11732.70
                                                        12779.80                    12539.50                    11943.90
                                                        12925.50                    12672.40                    12070.50
                                                        12950.10                    12690.20                    12087.40
                                                        12836.10                    12591.20                    11993.10
                                                        13107.00                    12814.10                    12205.40
                                                        13256.40                    12956.30                    12340.90
                                                        12913.00                    12642.80                    12042.20
                                                        12387.50                    12125.70                    11549.70
                                                        12492.80                    12158.40                    11580.90
                                                        12601.50                    12256.90                    11674.70
                                                        12524.60                    12178.50                    11600.00
                                                        12753.80                    12370.90                    11783.30
                                                        12798.40                    12414.20                    11824.50
                                                        12610.30                    12230.40                    11649.50
                                                        12385.80                    11969.90                    11401.40
                                                        12161.70                    11697.00                    11141.40
                                                        12429.20                    12008.20                    11437.80
                                                        12784.70                    12408.00                    11818.70
                                                        13156.70                    12810.00                    12201.60
                                                        13308.00                    12940.70                    12326.00
                                                        13324.00                    12944.60                    12329.70
                                                        13749.00                    13342.00                    12708.30
                                                        13629.40                    13128.50                    12504.90
                                                        13758.90                    13182.40                    12556.20
                                                        13933.60                    13326.00                    12693.00
                                                        14021.40                    13410.00                    12773.00
                                                        14224.70                    13655.40                    13006.80
                                                        14460.80                    13962.60                    13299.40
                                                        14599.70                    14130.20                    13459.00
                                                        14710.60                    14195.20                    13520.90
                                                        14610.60                    14044.70                    13377.60
                                                        14423.60                    13821.40                    13164.90
                                                        14383.20                    13760.60                    13107.00
                                                        14377.40                    13762.00                    13108.30
                                                        14534.20                    13890.00                    13230.20
                                                        14665.00                    13985.80                    13321.50
                                                        14662.00                    13983.00                    13318.80
                                                        14867.30                    14187.10                    13513.30
                                                        15035.30                    14339.00                    13657.80
                                                        15310.40                    14587.00                    13894.10
                                                        15246.10                    14508.20                    13819.10
                                                        15275.10                    14499.50                    13810.80
                                                        15415.60                    14643.10                    13947.50
                                                        15210.60                    14460.00                    13773.20
                                                        15338.40                    14561.30                    13869.60
                                                        15570.00                    14760.80                    14059.60
                                                        15736.60                    14915.80                    14207.30
                                                        16172.50                    15484.00                    14748.50
                                                        16020.50                    15239.40                    14515.50
                                                        16211.10                    15429.90                    14697.00
                                                        16314.90                    15531.70                    14794.00
                                                        16411.10                    15634.20                    14891.60
                                                        16650.70                    15904.70                    15149.20
                                                        16822.20                    16076.50                    15312.80
                                                        16827.30                    16054.00                    15291.40
                                                        16842.40                    16065.20                    15302.10
                                                        16766.60                    15960.80                    15202.60
                                                        17031.50                    16262.40                    15490.00
                                                        17098.00                    16343.80                    15567.40
                                                        17140.70                    16345.40                    15569.00
                                                        17406.40                    16675.60                    15883.50
                                                        17624.00                    16934.00                    16129.70
                                                        17624.00                    16864.60                    16063.50
                                                        17685.70                    16921.90                    16118.20
                                                        17729.90                    16967.60                    16161.70
                                                        17940.80                    17152.60                    16337.80
                                                        17861.90                    17048.00                    16238.20
                                                        17886.90                    17027.50                    16218.70
                                                        17931.60                    17087.10                    16275.40
                                                        17827.60                    16948.70                    16143.60
                                                        17570.90                    16667.30                    15875.60
                                                        17634.20                    16700.70                    15907.40
                                                        17493.10                    16491.90                    15708.50
                                                        17500.10                    16432.50                    15652.00
                                                        17311.10                    16159.80                    15392.20
                                                        17494.60                    16264.80                    15492.20
                                                        17363.40                    16131.40                    15365.20
                                                        17287.00                    15981.40                    15222.30
                                                        17487.50                    16179.60                    15411.00
                                                        17868.70                    16477.30                    15694.60
                                                        17763.30                    16366.90                    15589.40
                                                        17670.90                    16234.30                    15463.20
                                                        18139.20                    16651.50                    15860.60
                                                        18391.40                    16863.00                    16062.00
                                                        18674.60                    17154.70                    16339.90
                                                        18577.50                    17003.80                    16196.10
                                                        18780.00                    17178.90                    16362.90
                                                        18922.70                    17350.70                    16526.50
                                                        19390.10                    17878.20                    17028.90
                                                        19582.10                    17944.30                    17091.90
                                                        19644.70                    18086.10                    17227.00
                                                        19821.50                    18183.70                    17320.00
                                                        19607.40                    17743.70                    16900.90
5/2001                                                  19819.20                    17943.00                    17091.00

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Average annual total return as of 5/31/01 (%)

Share class                                                 A                    B                    C
Inception                                               11/21/78              5/5/92               8/1/97
---------------------------------------------------------------------------------------------------------------
                                                     with     without     with     without     with     without
                                                    sales      sales     sales      sales     sales      sales
                                                    charge    charge     charge    charge     charge    charge
---------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                   -1.44    3.48        -1.88   3.12       2.19      3.19
---------------------------------------------------------------------------------------------------------------
1-year                                                  5.34   10.59         4.80   9.80       8.96      9.96
---------------------------------------------------------------------------------------------------------------
5-year                                                  4.43    5.45         4.34   4.67       4.97      4.97
---------------------------------------------------------------------------------------------------------------
10-year                                                 5.51    6.02         5.31   5.31       5.77      5.77

Average annual total return as of 3/31/01 (%)

Share class                                                 A                    B                    C
---------------------------------------------------------------------------------------------------------------
                                                     with     without     with     without     with     without
                                                    sales      sales     sales      sales     sales      sales
                                                    charge    charge     charge    charge     charge    charge
---------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                 1.85       6.92      1.53      6.53       5.61      6.61
---------------------------------------------------------------------------------------------------------------
1-year                                               5.10      10.34      4.52      9.52       8.67      9.67
---------------------------------------------------------------------------------------------------------------
5-year                                               4.61       5.63      4.51      4.84       5.15      5.15
---------------------------------------------------------------------------------------------------------------
10-year                                              5.87       6.38      5.68      5.68       6.14      6.14

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for class B shares and 1% for one year for class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

      SEC YIELDS AS OF 5/31/01 (%)

       Class A                     4.94
       Class B                     4.42
       Class C                     4.57
       THE 30-DAY SEC YIELDS REFLECT THE
       PORTFOLIO'S EARNING POWER, NET OF
       EXPENSES, EXPRESSED AS AN ANNUALIZED
       PERCENTAGE OF THE PUBLIC OFFERING
       PRICE AT THE END OF THE PERIOD. IF THE
       ADVISOR OR ITS AFFILIATES HAD NOT
       WAIVED CERTAIN FUND EXPENSES, THE SEC
       YIELD WOULD HAVE BEEN 4.42% FOR CLASS
       C SHARES.

      TAXABLE-EQUIVALENT SEC YIELDS
      AS OF 5/31/01 (%)

       Class A                     8.18
       Class B                     8.15
       Class C                     7.57
       TAXABLE-EQUIVALENT SEC YIELDS ARE
       BASED ON THE MAXIMUM EFFECTIVE 39.6%
       FEDERAL INCOME TAX RATE. THIS TAX RATE
       DOES NOT REFLECT THE PHASEOUT OF
       EXEMPTIONS OR THE REDUCTION OF THE
       OTHERWISE ALLOWABLE DEDUCTIONS THAT
       OCCUR WHEN ADJUSTED GROSS INCOME
       EXCEEDS CERTAIN LEVELS.

PORTFOLIO MANAGERS' REPORT

For the six months ended May 31, 2001, Liberty Tax-Exempt Fund generated a total return of 3.48% based on class A shares without a sales charge. The fund underperformed both its benchmark, the Lehman Brothers Municipal Bond Index, and its peer group, the Lipper General Municipal Debt Funds(1), which posted total returns of 4.73% and 4.28%, respectively for the same period. We believe that the Fund's underperformance is a result of our focus on a longer duration than its peers. Duration is a measurement of a fund's sensitivity to changes in interest rates. Concerns about inflation prevented long-term municipal bonds from benefiting as dramatically as short-term bonds during the period. If interest rates continue to fall, which we believe is likely, we should see a positive impact on bonds with longer maturities.

FED ACTIONS HAVE MINIMAL IMPACT ON
LONGER-TERM MUNICIPAL BONDS

In response to a slowing economy during the period, the Federal Reserve Board (the Fed) lowered interest by 50 basis points (0.5%) five times. The market was concerned because the Fed lowered interest rates so quickly during a time when unemployment was so low. And, while the slowdown did cause some layoffs, it was not enough to significantly increase the unemployment rate. Thus, some believe that if the economy does accelerate in the third and fourth quarters of 2001, wage pressures may cause inflation. These concerns kept longer-term bonds from benefiting from short-term interest rate movement.

In an effort to increase the effects of lowering interest rates, we increased the fund's position in zero-coupon bonds. Zero-coupon bonds, or zeros, pay interest only at maturity, not on a periodic basis. To compensate for this lack of periodic interest payments, zeros are sold at a deep discount. When interest rates decline, the value of these bonds increases -- typically more significantly than coupon bonds. By adding zeros to the portfolio, we believe that the fund will benefit in an environment where interest rates continue to decline.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund.

LONG-TERM OUTLOOK REMAINS CONSISTENT

We believe that the current rebound of the stock market may be short-lived and we expect to see more indications of slowing in the coming months. We also believe that the Fed has left the door wide open for further cuts and that inflation concerns are overstated. The continued fall of interest rates would allow bond prices to rally. We believe these gains should be greatest for longer-term securities. Therefore, we will continue to invest primarily in investment-grade securities that mature in 15 -- 20 years. We will be looking for opportunities to increase our commitment to these securities at the longer end of the maturity spectrum because they should benefit from slower growth, lower interest rates and a stronger bond market.

/s/ WILLIAM C. LORING, JR.
WILLIAM C. LORING, JR.              /S/ BRIAN M. HARTFORD, CFA
                                 BRIAN M. HARTFORD, CFA

WILLIAM C. LORING, JR. and BRIAN M. HARTFORD are portfolio co-managers of Liberty Tax-Exempt Fund and are senior vice presidents of Colonial Management Associates, Inc., the advisor.

An investment in the fund involves certain risks, such as credit risks associated with lower-rated bonds and changes in interest rates. High-yield municipal bond investing carries increased credit risks.

MATURITY BREAKDOWNS
[BAR CHART]

                                                                       AS OF 5/31/01                      AS OF 11/30/00
                                                                       -------------                      --------------
0-1 years                                                                   0.30                               0.80
1-5 years                                                                   2.50                               4.20
5-10 years                                                                  7.80                               7.20
10-15 years                                                                17.70                              15.50
15-20 years                                                                30.50                              28.70
20-25 years                                                                23.20                              25.30
25+ years                                                                  17.10                              17.90
Cash Equivalents                                                            0.90                               0.40


MATURITY BREAKDOWN IS CALCULATED AS A PERCENTAGE OF TOTAL INVESTMENTS, INCLUDING SHORT-TERM OBLIGATIONS, BASED ON EACH SECURITY'S EFFECTIVE MATURITY, WHICH REFLECTS PRE-REFUNDINGS, MANDATORY PUTS AND OTHER CONDITIONS THAT AFFECT A BOND'S MATURITY. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THAT THE FUND WILL CONTINUE TO MAINTAIN THESE MATURITY BREAKDOWNS IN THE FUTURE.


PORTFOLIO QUALITY BREAKDOWN
AS OF 5/31/01
[PERFORMANCE PIE CHART]

AAA                         AA             A            BBB           BB             B            CCC        NON-RATED
---                         --             -            ---           --             -            ---        ---------
58.1                       10.50         6.20          6.00          1.10          0.10          0.30          16.80

                           CASH
AAA                     EQUIVALENTS
---                     -----------
58.1                       0.90


QUALITY BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF TOTAL INVESTMENTS, INCLUDING SHORT-TERM OBLIGATIONS. RATINGS SHOWN IN THE QUALITY BREAKDOWNS REPRESENT THE HIGHEST RATING ASSIGNED TO A PARTICULAR BOND BY ONE OF THE FOLLOWING NATIONALLY RECOGNIZED RATING AGENCIES: STANDARD & POOR'S CORPORATION, MOODY'S INVESTORS SERVICE, INC. OR FITCH INVESTORS SERVICE, INC. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THAT THE FUND WILL CONTINUE TO MAINTAIN THESE QUALITY BREAKDOWNS IN THE FUTURE.

 INVESTMENT PORTFOLIO

May 31, 2001 (Unaudited)

                                                   PAR
Municipal Bonds - 97.9%                                           VALUE
----------------------------------------------------------------------------
EDUCATION - 3.2%
EDUCATION - 3.0%
CA Loyola Marymount University:
    (a) 10/01/17                               $  2,525,000   $    1,062,596
    (a) 10/01/20                                  1,000,000          348,980
FL Pinellas County Educational Facilities
  Authority, Barry University Project,
  Series 1998,
    5.375% 10/01/23                               1,000,000          967,730
MA Health and Educational Facilities
  Authority, Amherst College,
  Series E,
    6.750% 11/01/15                               1,000,000        1,036,320
MA State College Building Authority,
  Series 1999 A:
    (a) 05/01/19                                  7,710,000        2,983,462
    (a) 05/01/20                                  7,750,000        2,823,247
MA State Development Finance Agency, Boston
  University,
  Series 1999 P,
    5.450% 05/15/59                               3,710,000        3,533,070
MA State Industrial Finance Agency: Tabor
  Academy,
  Series 1998,
    5.400% 12/01/28                               1,535,000        1,429,822
  Tufts University,
    4.750% 02/15/28                              12,500,000       11,275,500
MI Oakland County Economic Development Corp.,
  Cranbrook Educational Community Project,
  Series B,
    5.000% 11/01/17                               1,535,000        1,504,622
MN State Higher Education Facilities
  Authority:
  College of Art & Design,
  Series 5-D,
    6.750% 05/01/26                                 500,000          517,895
  St. Johns University,
  Series 4-L,
    5.350% 10/01/17                               1,000,000        1,006,220
MN State Higher Education Facilities
  Authority:
  Carleton College,
  Series 4-N,
    5.000% 11/01/18                               1,500,000        1,475,955
  St. Thomas University,
  Series 4-M,
    5.350% 04/01/17                                 500,000          504,145

                                                   Par            Value
----------------------------------------------------------------------------
----------------------------------------------------------------------------
MN University of Minnesota:
  Series 1996 A:
    5.750% 07/01/14                            $    500,000   $      547,770
    5.750% 07/01/17                               1,000,000        1,086,790
  Series 1999 A,
    5.500% 07/01/21                               1,000,000        1,049,860
MN Victoria, Holy Family Catholic High
  School,
  Series 1999 A,
    5.850% 09/01/24                               2,250,000        2,117,813
    5.875% 09/01/29                                 300,000          280,875
NC East Carolina University,
  Series 1994,
    6.200% 11/01/15                                 475,000          524,547
NC State Educational Facilities Finance
  Agency, Duke University,
  Series C,
    6.750% 10/01/21                               1,235,000        1,272,396
NY State Dormitory Authority, New York
  University,
  Series 1998 A,
    5.750% 07/01/27                              11,490,000       12,477,910
PA State Higher Educational Facilities
  Authority, University of Pennsylvania,
  Series 1998,
    4.500% 07/15/21                               1,405,000        1,228,996
PR Commonwealth of Puerto Rico, Ana G. Mendez
  University System,
  Series 1999:
    5.375% 02/01/19                                 575,000          543,910
    5.375% 02/01/29                               1,450,000        1,331,912
WV State University:
  Series 1998 A,
    5.250% 10/01/28                              10,000,000       10,015,000
  Series 2000 A,
    (a) 04/01/16                                  3,300,000        1,492,821
                                                              --------------
                                                                  64,440,164
                                                              --------------

See notes to investment portfolio.
 4

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
STUDENT LOAN - 0.2%
LA State Public Facility Authority,
  Series A,
    6.750% 09/01/06(b)                         $  1,545,000   $    1,613,752
NC State Education Assistance Authority,
  Series 1996 C,
    6.350% 07/01/16                               1,000,000        1,036,800
VT State Student Assistance Financing
  Program,
  Series B,
    6.700% 12/15/12                               2,000,000        2,079,940
                                                              --------------
                                                                   4,730,492
                                                              --------------
----------------------------------------------------------------------------
HEALTHCARE - 12.5%
CONGREGATE CARE RETIREMENT - 0.3%
FL Jacksonville Health Facilities Authority,
  National Benevolent Association,
  Series 2000 A,
    7.100% 03/01/30                                 250,000          245,752
FL Lee County Industrial Development
  Authority, Shell Point Village Project,
  Series 1999 A,
    5.750% 11/15/15                                 250,000          233,430
MN Bloomington Housing & Redevelopment
  Authority, Senior Summer House,
  Series 1998,
    5.500% 11/01/01                                  40,000           39,808
MN Columbia Heights, Crest View Corp.,
  Series 1998,
    6.000% 03/01/33                                 300,000          249,750
MN Golden Valley, Covenant Retirement
  Communities, Inc.,
  Series 1999 A,
    5.500% 12/01/29                                 500,000          452,225
NH State Higher Educational & Health
  Facilities Authority, Rivermead at
  Peterborough,
  Series 1998,
    5.500% 07/01/13                               2,340,000        2,012,400
OR Clackamas County Hospital Facilities
  Authority, Willamette View,
  Series 1999 A,
    7.500% 11/01/29                               2,750,000        2,863,437
                                                              --------------
                                                                   6,096,802
                                                              --------------

                                                   Par            Value
----------------------------------------------------------------------------
HEALTH SERVICES - 0.3%
MA State Development Finance Agency, Boston
  Biomedical Research Institute,
  Series 1999,
    5.650% 02/01/19                            $  1,000,000   $      929,710
WI State Health & Educational Facilities
  Authority, Marshfield Clinic,
  Series 1999,
    6.250% 02/15/29                               5,600,000        5,852,056
                                                              --------------
                                                                   6,781,766
                                                              --------------

HOSPITAL - 6.5%
AZ State Health Facilities Authority,
  Catholic Healthcare West,
  Series 1999 A,
    6.625% 07/01/20                               7,000,000        7,073,780
FL Orange County Health Facilities Authority,
  Orlando Regional Healthcare System:
  Series 1996 A,
    6.250% 10/01/16                                 880,000        1,004,907
  Series 1999,
    6.000% 10/01/26                               7,050,000        7,060,081
FL Tampa, H. Lee Moffitt Cancer Center,
  Series 1999 A,
    5.750% 07/01/29                               1,000,000          960,960
GA Forsyth County Hospital Authority, Georgia
  Baptist Healthcare System,
  Series 1998,
    6.000% 10/01/08                               1,000,000          980,000
IL State Development Finance Authority,
  Adventist Health System,
  Series 1999,
    5.500% 11/15/20                              12,000,000       10,994,400
LA State Public Facilities Authority, Touro
  Infirmary,
  Series 1999,
    5.625% 08/15/29                              10,790,000       10,269,922
MA State Health & Educational Facilities
  Authority, South Shore Hospital,
  Series 1999 F,
    5.750% 07/01/29                              10,500,000        9,994,845

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         Municipal Bonds (continued)               Par            Value
----------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITALS (CONTINUED)
MD State Health & Educational Facilities
  Authority, University of Maryland Medical
  System,
    6.750% 07/01/30                            $  2,000,000   $    2,118,340
MI Chippewa County Hospital Finance
  Authority, County War Memorial Hospital,
  Series B,
    5.625% 11/01/14                                 500,000          450,830
MI Dickinson County,
  Series 1999:
    5.700% 11/01/18                               1,800,000        1,553,472
    5.800% 11/01/24                               3,170,000        2,658,520
MI Royal Oak Hospital Finance Authority,
  William Beaumont Hospital,
  Series 1992 E,
    6.625% 01/01/19                               1,000,000        1,030,540
MI State Hospital Finance Authority:
  Crittenton Hospital,
  Series 1992 A,
    6.700% 03/01/07                                 750,000          783,840
  Detroit Medical Center,
  Series 1988 A,
    8.125% 08/15/12                                  20,000           20,015
  Memorial Healthcare Center,
  Series 1999,
    5.875% 11/15/21                                 260,000          236,829
MN Monticello-Big Lake Community Hospital
  District,
    5.750% 12/01/19                               2,000,000        2,030,880
MN Princeton, Fairview Hospital,
  Series 1991 C,
    6.250% 01/01/21                                 300,000          307,434
MN Red Wing, River Region Group,
  Series 1993 A,
    6.400% 09/01/12                                 200,000          216,676
MN Rochester, Mayo Medical Center,
  Series 1992 I,
    5.900% 11/15/09                                 500,000          551,205
MN St. Paul Housing & Redevelopment
  Authority:
  Healtheast, Inc.,
  Series 1993 B,
    6.625% 11/01/17                                 640,000          532,800

                                                   Par            Value
----------------------------------------------------------------------------
  Healtheast Project,
  Series A,
    5.500% 11/01/09                            $    250,000   $      205,313
MN State Agricultural & Economic Development
  Board, St. Mary's Medical Center,
  Series 1999 A,
    4.750% 02/15/16                               1,000,000          948,540
MN Waconia, Ridgeview Medical Center,
  Series 1999 A,
    6.125% 01/01/29                               1,000,000        1,039,480
MS Medical Center Building Corp., University
  of Mississippi Medical Center,
  Series 1998,
    5.500% 12/01/23                               5,550,000        5,784,376
MT State Health Facility Authority, Hospital
  Facilities,
  Series 1994,
    6.750% 02/15/25                               6,000,000        5,827,500
NC Charlotte-Mecklenburg Hospital Authority,
  Carolinas Healthcare Systems,
  Series A:
    5.000% 01/15/17                                 750,000          724,702
    6.250% 01/01/20                                 485,000          496,315
NC State Medical Care Commission:
  Annie Penn Memorial Hospital,
  Series 1998,
    5.375% 01/01/22                                 500,000          413,475
  Gaston Health Care, Series 1998:
    5.000% 02/15/19                                 750,000          686,407
    5.000% 02/15/29                               3,785,000        3,308,658
  Stanley Memorial Hospital,
  Series 1999,
    6.375% 10/01/29                                 500,000          518,805
  Wilson Memorial Hospital,
  Series 1997,
    (a) 11/01/14                                  1,380,000          690,331
NH State Higher Educational & Health,
  Series 1998,
    5.800% 05/01/18                               1,470,000        1,157,625
NV Henderson, Catholic Healthcare West,
  Series 1999 A,
    6.750% 07/01/20                               3,200,000        3,186,176

See notes to investment portfolio.
 6

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
OH Belmont County, East Ohio Regional
  Hospital,
  Series 1998,
    5.700% 01/01/13                            $  1,825,000   $    1,576,344
OH Highland County Joint Township Hospital
  District,
  Series 1999,
    6.750% 12/01/29                               1,480,000        1,295,000
OR Benton County Hospital Facilities
  Authority, Samaritan Health Services,
  Series 1998,
    5.125% 10/01/28                                 500,000          436,880
TX Bexar County Health Facilities Development
  Corp, Baptist Health System, 6.000%
  11/15/12                                        1,065,000        1,179,562
TX Harris County Health Facilities
  Development Authority,
  Series 1999,
    6.519% 07/01/19(c)                            9,000,000        8,522,280
TX Lufkin Health Facilities Development
  Corp., Memorial Health Systems of East
  Texas,
  Series 1998,
    5.700% 02/15/28                               2,500,000        1,900,300
TX Richardson Hospital Authority, Baylor
  Richardson Medical Center,
  Series 1998,
    5.625% 12/01/28                               2,000,000        1,713,760
VA Fairfax County Industrial Development
  Authority, Inova Health System,
  Series 1993 A,
    5.000% 08/15/23                              14,130,000       13,561,550
VA Henrico County Industrial Development
  Authority, Bon Secours Health,
    6.000% 08/15/16                               5,000,000        5,584,400
VA Norfolk Industrial Development Authority,
  Sentara Hospital,
  Series A,
    6.500% 11/01/13                               2,500,000        2,676,500
VT State Educational & Health Buildings
  Authority, Springfield Hospital,
  Series A,
    7.750% 01/01/13                               1,890,000        1,993,421

                                                   Par            Value
----------------------------------------------------------------------------
WV State Hospital Finance Authority,
  Series 2000 A,
    6.750% 09/01/30                            $ 10,950,000   $   11,570,646
                                                              --------------
                                                                 137,828,622
                                                              --------------

INTERMEDIATE CARE FACILITIES - 0.6%
IL State Development Finance Authority,
  Hoosier Care, Inc.,
  Series 1999 A,
    7.125% 06/01/34                               2,430,000        2,135,363
IN State Health Facilities Financing
  Authority, Hoosier Care, Inc.,
  Series 1999 A,
    7.125% 06/01/34                              10,080,000        8,857,800
PA State Economic Development Financing
  Authority, Northwestern Human Services,
  Inc.,
  Series 1998 A,
    5.250% 06/01/14                               2,000,000        1,708,840
                                                              --------------
                                                                  12,702,003
                                                              --------------

NURSING HOME - 4.8%
CA San Diego Industrial Development, Carmel
  Health,
    8.750% 12/01/16(c)                            5,000,000        4,700,000
CO State Health Facilities Authority,
  American Housing Foundation Inc.,
  Series 1990 A,
    10.250% 12/01/20(d)                           2,500,000        1,000,000
DE State Economic Development Authority,
  Churchman Village Project,
  Series A,
    10.000% 03/01/21                              6,795,000        7,635,881
DE Sussex County, Healthcare Facility,
  Delaware Health Corporation,
  Series 1994 A,
    7.600% 01/01/24                              13,970,000       12,573,000
FL Collier County Industrial Development
  Authority, Beverly Enterprises, Inc.,
  Series 1991,
    10.750% 03/01/03                                675,000          700,636
FL Escambia County, Beverly
  Enterprises-Florida, Inc.,
  Series 1985,
    9.800% 06/01/11                                 100,000          103,347

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
NURSING HOME (CONTINUED)
FL Gadsden County Industrial Development
  Authority, Florida Properties, Inc.,
  Series 1988 A,
    10.450% 10/01/18                           $  5,690,000   $    4,267,500
IA Marion, Kentucky Iowa Corp. Project,
  Series 1990,
    10.250% 01/01/20                                920,000          828,000
IA State Finance Authority, Care Initiatives,
  Series 1998 B:
    5.500% 07/01/08                               1,260,000        1,176,525
    5.750% 07/01/28                               4,500,000        3,611,250
IN Gary Industrial Economic Development, West
  Side Health Care Center,
  Series 1987 A,
    11.500% 10/01/17                              1,850,000        1,866,705
IN State Health Facilities Financing
  Authority, Metro Health Indiana, Inc.,
  Series 1998,
    6.400% 12/01/33                               5,600,000        3,941,000
KS Washington County Industrial Development
  Authority, Central States,
  Series 1989,
    10.250% 11/01/19                              3,205,000        2,724,250
MA State Industrial Finance Authority,
  American Health Foundation, Inc.:
    7.750% 01/01/28                               2,535,000        2,208,619
    10.250% 07/01/27                                525,000          488,250
MA State Industrial Finance Agency,
  GF/Massachusetts Inc.,
  Series 1994,
    8.300% 07/01/23                              12,040,000       12,551,700
MI Cheboygan County Economic Development
  Corp., Metro Health Foundation Project,
  Series 1993,
    10.000% 11/01/22(d)                             600,000          246,000
MN Carlton Inter-Faith Social Services, Inc.
  Series 2000,
    7.750% 04/01/29                                 200,000          201,250

                                                   Par            Value
----------------------------------------------------------------------------
MN Minneapolis, Walker Methodist Senior
  Services Group,
  Series 1998 A,
    5.875% 11/15/18                            $  1,850,000   $    1,600,250
MN New Hope, North Ridge Care Center, Inc.,
  Series 1999,
    5.875% 03/01/29                                 300,000          247,875
MN Sartell, Foundation for Healthcare,
  Series 1999 A,
    6.500% 09/01/16                               1,500,000        1,353,750
MO St. Louis County Industrial Development
  Authority, Nursing Home, Cardinal Carberry
  Health Center,
  Series 1991,
    7.125% 03/20/23                               2,000,000        2,069,600
OH Ashtabula County First Mortgage Village
  Square Nursing Center, Inc., 1985,
    12.000% 12/01/15(c)                           1,160,000          580,000
OH Montgomery County, Grafton Oaks Limited
  Partners,
  Series 1986,
    9.750% 12/01/16                                 695,000          660,250
PA Cambria County Industrial Development
  Authority, Beverly Enterprises,
    10.000% 06/18/12                              1,400,000        1,664,250
PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
    10.125% 05/01/19(d)                          10,337,000        5,685,350
PA Delaware County Authority, Main Line and
  Haverford Nursing,
  Series 1992,
    9.000% 08/01/22                               9,080,000        8,943,800
PA Lackawanna County Industrial Authority,
  Greenridge Nursing Center,
    10.500% 12/01/10                              1,590,000        1,634,091
PA Luzerna County Industrial Development
  Authority, Millville Nursing Center,
    10.500% 12/01/12                              3,315,000        3,388,792

See notes to investment portfolio.
 8

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
PA Wilkins Area Industrial Development
  Authority, Oakmont Nursing Center,
  Series 1984,
    10.000% 07/01/11                           $    900,000   $      928,638
TN Metropolitan Government, Nashville &
  Davidson Counties Health & Education
  Facilities, Central States,
  Series 1989
    10.250% 11/01/19(c)                             735,000          624,750
TX Whitehouse Health Facilities Development
  Corporation, Oak Brook Health Care Center,
  Series 1989,
    10.000% 12/01/19                              1,695,000        1,732,663
WA Kitsap County Housing Authority, Martha &
  Mary Nursing Home,
    7.100% 02/20/36                              10,000,000       11,521,900
                                                              --------------
                                                                 103,459,872
                                                              --------------
----------------------------------------------------------------------------

HOUSING - 12.9%
ASSISTED LIVING/SENIOR - 1.2%
DE Kent County, Heritage at Dover,
  Series 1999,
    7.625% 01/01/30                               1,750,000        1,564,062
IL State Development Finance Authority, Care
  Institute, Inc.,
    8.250% 06/01/25                               9,860,000       10,106,500
MN Roseville, Care Institute, Inc.,
  Series 1993,
    7.750% 11/01/23                               3,275,000        2,763,281
NC State Medical Care Commission, DePaul
  Community Facilities Project,
  Series 1999,
    7.625% 11/01/29                               2,200,000        2,131,250
TX Bell County Health Facilities Development
  Corp., Care Institutions, Inc.
    9.000% 11/01/24                               7,475,000        7,923,500
                                                              --------------
                                                                  24,488,593
                                                              --------------

                                                   Par            Value
----------------------------------------------------------------------------
MULTI-FAMILY - 7.4%
AZ Mohave County Industrial Development
  Authority, Multifamily, Kingman Station
  Apartments,
    8.125% 10/01/26                            $  2,725,000   $    2,861,250
AZ Phoenix Industrial Development Authority,
  Chris Ridge Village Project,
  Series 1992:
    6.750% 11/01/12                                 650,000          668,070
    6.800% 11/01/25                               4,250,000        4,370,997
CO State Health Facilities Authority,
  Birchwood Manor,
  Series 1991 A,
    7.625% 04/01/26                               1,835,000        1,847,166
Charter Municipal Mortgage Acceptance Co.:
    6.625% 06/30/49(c)                            4,000,000        4,070,000
    7.600% 11/30/50(c)                            5,000,000        5,268,750
DE Quaker Hill Housing Corporation,
  Multifamily Housing, Quaker Hill
  Apartments,
  Series A,
    7.550% 08/01/21                               6,225,000        6,456,819
FL Broward County Housing Finance Authority:
  Chaves Lake Apartment Project,
  Series 2000,
    7.500% 07/01/40                               6,425,000        6,529,406
  Cross Keys Apartments,
  Series 1998 A,
    5.750% 10/01/28                               1,000,000          952,360
FL Clay County Housing Finance Authority,
  Madison Commons Apartments,
  Series 2000 A,
    7.450% 07/01/40                               3,250,000        3,302,812
FL Orange County Housing Finance Authority,
  Palms at Brentwood Apartments,
  Series 1998 K,
    6.500% 12/01/34                               8,250,000        7,455,937
FL State Housing Finance Corp., Sunset Place
  Apartments,
  Series 1999 K-1,
    6.000% 10/01/19                                 150,000          149,820

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
IL Carbondale, Mill Street Apartments,
  Series 1979,
    7.375% 09/01/20                            $    771,239   $      783,525
IL Charleston Non-Profit Corporation Cougills
  Manor Project,
    6.875% 07/01/20                               1,615,001        1,629,133
IL East Moline Housing Finance Corp.,
  Deerfield Woods Apartments,
    7.500% 08/01/21                               2,204,902        2,245,229
LA Jefferson Housing Development, Corporation
  Multiple Family, Concordia Project,
  Series A,
    7.700% 08/01/22                               2,570,000        2,655,581
LA New Orleans Housing Development
  Corporation, Multifamily Housing Mortgage,
  Southwood Patio,
  Series 1990-A,
    7.700% 02/01/22                               2,375,000        2,461,497
MN Dakota County Housing &
  Redevelopment Authority,
  Series 1999:
    6.000% 11/01/09                                 155,000          150,737
    6.250% 05/01/29                               5,180,000        4,720,275
MN Grand Housing & Redevelopment Authority,
  Lakeshore Forest Park Apartments,
  Series 1999 B,
    5.700% 10/01/29                                 500,000          449,050
MN Lakeville, Southfork Apartment Project,
  Series 1989 A,
    9.875% 02/01/20                                 200,000          202,584
MN Minneapolis, Riverplace Project,
  Series 1987 A,
    7.100% 01/01/20                                 190,000          190,127
MN Robbinsdale Economic Development
  Authority,
  Series 1999 A,
    6.875% 01/01/26                                 250,000          232,813

                                                   Par            Value
----------------------------------------------------------------------------
MN Southeastern Multi-County Housing &
  Redevelopment Authority, Goodhue Apartment
  Project,
  Series 1999 A,
    6.750% 01/01/31                            $    250,000   $      230,938
MN Washington County Housing & Redevelopment
  Authority, Cottages of Aspen,
  Series 1992,
    9.250% 06/01/22                               2,010,000        2,092,913
MN White Bear Lake, Birch Lake Townhomes
  Project:
  Series 1989 A,
    9.750% 07/15/19                               2,385,000        2,444,625
  Series 1989 B,
    (a) 07/15/19(e)                                 276,000          110,566
MO St. Louis Area Housing Finance
  Corporation, Wellington Arms III,
  Series 1979,
    7.500% 01/01/21                               1,884,912        1,890,604
Municipal Mortgage & Equity L.L.C.,
    7.750% 11/01/10(c)                            8,000,000        8,450,000
NC Eastern Carolina Regional Housing
  Authority, New River Apartments-
  Jacksonville,
  Series 1994,
    8.250% 09/01/14                               2,695,000        2,695,000
NC Raleigh Housing Authority, Cedar Point
  Apartments,
  Series 1999 A:
    5.875% 11/01/24                                 200,000          170,000
    5.875% 05/01/30                               5,365,000        4,452,950
NC State Housing Finance Agency,
  Series F,
    6.600% 07/01/17                               1,340,000        1,403,489
NE Omaha Housing Development Corporation,
  Mortgage Notes, North Omaha Homes,
    7.375% 03/01/21                               1,275,102        1,298,934
NY Nyack Housing Assistance Corp., Nyack
  Plaza Apartments,
    7.375% 06/01/21                               2,373,688        2,378,388
PA Warren County Housing Finance Corporation,
  Allegheny Manor,
    7.500% 02/01/21                               1,174,826        1,195,632

See notes to investment portfolio.
 10

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
Resolution Trust Corp., Pass Through
  Certificates,
  Series 1993-A,
    8.750% 12/01/16                            $ 50,298,951   $   50,530,829
TN Franklin Industrial Board, Landings
  Apartment Project,
  Series 1996 B,
    8.750% 04/01/27                               3,430,000        3,618,650
TN Knoxville Community Development
  Corporation, Multiple Family Housing, Maple
  Oak Apartment Project,
  Series 1992,
    6.375% 10/15/08                               2,510,000        2,559,572
TX Galveston Health Facilities Center,
  Driftwood Apartments,
    8.000% 08/01/23(c)                            1,850,000        1,903,187
VA Alexandria Redevelopment & Housing
  Authority, Courthouse Commons Apartments:
  Series 1990-A,
    10.000% 01/01/21                                760,000          684,000
  Series 1990-B,
    (a) 01/01/21(c)                                 922,000          977,311
VA Fairfax County Redevelopment and Housing
  Authority, Mt. Vernon Apartments,
  Series A,
    6.625% 09/20/20                               1,500,000        1,587,015
VA Norfolk Redevelopment & Housing Authority,
  Multifamily Housing, Dockside,
  Series 1991-A:
    7.300% 12/01/16                               1,315,000        1,355,489
    7.375% 12/01/28                               1,940,000        2,000,043
WA Washington Housing Development
  Corporation, Parkview Apartments Project,
    7.500% 04/01/21                               1,548,149        1,587,177
WI Milwaukee Housing Authority Mortgage,
  Windsor Court Project,
  Series 1986,
    8.700% 08/21/21                               1,985,000        1,993,416

                                                   Par            Value
----------------------------------------------------------------------------
WY Rock Springs Housing Finance Corporation,
  Bicentennial Association II,
    7.500% 05/01/20                            $  1,045,542   $    1,063,379
                                                              --------------
                                                                 158,328,045
                                                              --------------

SINGLE FAMILY - 4.3%
CA State Housing Finance Authority,
  Series 1984 B,
    (a) 08/01/16                                    325,000           60,801
CO El Paso County Home Mortgage:
  Series 1987 C,
    8.300% 09/20/18                                 400,525          432,799
  Series 1987 D,
    8.150% 09/20/14                                 166,502          178,821
  Series 1988 A,
    8.375% 03/25/19                                 694,043          759,457
CO State Housing Finance Authority, Single
  Family Housing:
  Series A,
    7.150% 11/01/14                                 805,000          816,109
  Series 1996 B-1,
    7.650% 11/01/26                               1,580,000        1,713,257
  Series 1997 A-2,
    7.250% 05/01/27                               2,310,000        2,506,373
  Series 1999 B-2,
    6.800% 04/01/30                               3,000,000        3,331,380
  Series 1999 C-2,
    7.050% 04/01/31                               6,995,000        7,885,114
FL Brevard County, Housing Finance Authority,
  Single Family Mortgage,
  Series 1985,
    (a) 04/01/17                                  1,425,000          292,025
FL Broward County Housing Finance Authority,
  Series 1995,
    6.700% 02/01/28                               1,220,000        1,278,853
FL Lee County Housing Finance Authority:
  Series 1996 A-1,
    7.350% 03/01/27                               4,395,000        4,802,812
  Series 1998 A-2,
    6.300% 03/01/29                                 970,000        1,017,802
FL Manatee County Housing Finance Authority,
  Series 1996 1,
    7.450% 05/01/27                               1,345,000        1,472,788

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         Municipal Bonds (continued)               Par            Value
----------------------------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
FL Orange County Housing Finance Authority,
  Series 1999 A-1,
    6.250% 09/01/28                            $    300,000   $      315,855
IA Finance Authority Single Family,
  Series 1992 B,
    6.950% 07/01/24                               7,420,000        7,822,090
IL Chicago, Single Family Mortgage:
  Series 1996 B,
    7.625% 09/01/27                               2,020,000        2,303,143
  Series 1997 A,
    7.250% 09/01/28                               2,665,000        2,964,359
  Series 2000 A,
    7.150% 09/01/31                               2,000,000        2,260,780
IL State Housing Development Authority,
  Series B,
    7.250% 08/01/17                               1,260,000        1,287,014
MA State Housing Finance Agency,
  Series 21,
    7.125% 06/01/25                               5,440,000        5,571,376
MD State Community Development
  Administration, Department of Housing and
  Community Development Single Family
  Program, 3rd Series,
    7.250% 04/01/27                                 185,000          188,913
MI State Housing Development Authority,
  Series 1994 D,
    6.850% 06/01/26                                 310,000          314,436
MN Chisago & Stearns Counties,
  Series 1994 B,
    7.050% 09/01/27                               1,175,000        1,233,127
MN Dakota County Housing &
  Redevelopment Authority,
  Series 1986,
    7.200% 12/01/09                                  30,000           30,172
MN Washington County Housing &
  Redevelopment Authority, City of Cottage
  Grove,
  Series 1986,
    7.600% 12/01/11                                  25,000           25,115

                                                   Par            Value
----------------------------------------------------------------------------
MO State Housing Development Commission,
  Homeownership Loan Program:
  Series C:
    6.900% 07/01/18                            $    495,000   $      508,167
    7.250% 09/01/26                               3,085,000        3,416,051
  Series 1996 A,
    7.200% 09/01/26                               5,155,000        5,543,893
  Series 1996 B,
    7.550% 09/01/27                               5,060,000        5,433,883
  Series 1997 C-1,
    6.550% 09/01/28                               1,080,000        1,197,882
  Series 1998 B-2,
    6.400% 03/01/29                                  35,000           37,583
NC State Housing Finance Agency:
  Series KK,
    5.500% 03/01/09                                 300,000          307,545
  Series W,
    6.450% 09/01/14                                 380,000          392,468
  Series 1998,
    5.250% 03/01/17                                 500,000          494,680
NH State Housing Finance Authority, Single
  Family Resources Mortgage,
  Series 1989-B,
    7.700% 07/01/29                               1,085,000        1,094,906
NM State Mortgage Finance Authority,
  Series 1999 D-2,
    6.750% 09/01/29                               4,440,000        4,919,742
OH State Housing Finance Agency:
  Series A2,
    9.950% 03/24/31                               3,000,000        3,135,000
  Series 1999 B-1,
    6.800% 09/01/16                                 890,000          955,878
OR Portland Housing Authority,
  Series 1998 A,
    5.000% 01/01/19                               1,000,000          951,630
OR State Department of Housing & Community
  Services:
  Series 1997 E,
    5.150% 07/01/13                                 295,000          300,452
  Series 1998 A,
    5.150% 07/01/15                                 105,000          105,373

See notes to investment portfolio.
 12

         Municipal Bonds (continued)               Par            Value
----------------------------------------------------------------------------
PR Commonwealth of Puerto Rico Infrastructure
  Financing Authority,
  Series 1997 A,
    5.000% 07/01/13                            $    500,000   $      514,745
TX Bexar County Housing Finance Corp.,
  GNMA Collateralized Mortgage,
  Series 1989-A,
    8.200% 04/01/22                               1,965,000        1,987,637
TX State Department Housing &
  Community Affairs, Collateralized Home
  Mortgage, IFRN (variable rate)
  Series 1992-B2,
    9.870% 06/18/23                                 850,000          822,375
TX State Housing Agency Mortgage, Single
  Family,
  Series A,
    7.150% 09/01/12                                 110,000          112,662
UT State Housing Finance Agency, Single
  Family Mortgage:
  Senior A-1,
    6.900% 07/01/12                                 225,000          232,304
  Senior Issue B-1,
    7.500% 07/01/16                                  10,000           10,192
  Senior Issue B-2,
    7.000% 07/01/16                                  95,000           97,337
  Senior Issue D-2,
    7.250% 07/01/11                                  85,000           86,762
  Senior Series F-1,
    7.400% 07/01/09                                  25,000           25,023
  Series 1990-C2,
    7.950% 07/01/10                                  15,000           15,098
  Series E-1,
    6.950% 07/01/11                                 405,000          413,084
VA State Housing Authority Commonwealth
  Mortgage,
  Series A,
    7.100% 01/01/17                               1,000,000        1,027,960
WI State Housing & Economic Development
  Authority,
  Series A,
    7.000% 09/01/09                                 985,000        1,019,761

                                                   Par            Value
----------------------------------------------------------------------------
WV State Housing Development Fund,
  Series 1992-B,
    7.200% 11/01/20                            $  5,185,000   $    5,426,569
WY Community Development Authority, Single
  Family Mortgage,
  Series 1988-G,
    7.250% 06/01/21                                 540,000          558,625
                                                              --------------
                                                                  92,010,038
                                                              --------------
----------------------------------------------------------------------------

INDUSTRIAL - 3.5%
CHEMICALS - 0.6%
IL Southwestern Illinois Development
  Authority, Sewer Facilities, Monsanto
  Company,
  Series 1991,
    7.300% 07/15/15                               3,000,000        3,271,110
TN Humphreys County Industrial Development
  Board, E.I.DuPont DeNemours & Co.,
  Series 1994,
    6.700% 05/01/24                               9,000,000        9,509,400
                                                              --------------
                                                                  12,780,510
                                                              --------------
FOOD PRODUCTS - 0.3%
FL Hendry County Industrial Development
  Authority, Savannah Foods & Industries,
  Series 1992,
    6.400% 03/01/17(b)                            1,500,000          795,000
MI State Strategic Fund, Michigan Sugar Co.:
  Carollton Project,
  Series 1998 B,
    6.450% 11/01/25(b)                            2,800,000        1,484,000
  Series 1998 C,
    6.550% 11/01/25(b)                            3,450,000        1,828,500
  Sebewang Project,
  Series 1998 A,
    6.250% 11/01/15(b)                            2,250,000        1,192,500
MN Duluth Seaway Port Authority, Cargill
  Inc.,
  Series 1993 A,
    5.750% 12/01/16                               1,500,000        1,539,975
                                                              --------------
                                                                   6,839,975
                                                              --------------

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
FOREST PRODUCTS - 0.4%
IA Cedar Rapids, Weyerhaeuser Company
  Project,
    9.000% 08/01/14                            $  1,000,000   $    1,238,520
LA De Soto Parish, International Paper
  Company,
  Series A,
    7.700% 11/01/18                               1,250,000        1,355,487
MN International Falls, Boise Cascade Corp.,
  Series 1999,
    6.850% 12/01/29                               5,425,000        5,574,133
                                                              --------------
                                                                   8,168,140
                                                              --------------
MANUFACTURING - 0.5%
CT State Development Authority, Pfizer Inc.
  Project,
  Series 1994,
    7.000% 07/01/25                               3,000,000        3,359,070
IL Will-Kankakee Regional Development
  Authority, Flanders Corp./Precisionaire
  Project,
  Series 1997,
    6.500% 12/15/17                               2,750,000        2,585,000
MN Alexandria Industrial Development Revenue
  Bonds, Seluemed Ltd.,
    5.850% 03/01/18                                 830,000          835,187
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
    10.000% 09/01/16                                535,000          592,512
MO State Development Finance Board, Proctor &
  Gamble Co.,
  Series 1999,
    5.200% 03/15/29                               2,500,000        2,427,550
NV Henderson Public Improvement Trust,
  Integrated Coating Technology Corp.,
  Series 2000,
    6.625% 11/01/10(d)                            1,921,150           38,423
PA State Economic Development Financing
  Authority, USG Corp.,
  Series 1999,
    6.000% 06/01/31                               1,650,000          783,750
                                                              --------------
                                                                  10,621,492
                                                              --------------

                                                   Par            Value
----------------------------------------------------------------------------
METALS & MINING - 0.3%
IN State Development Finance Authority,
  Inland Steel Co.,
  Series 1996,
    7.250% 11/01/11                            $  3,750,000   $    2,859,375
NV State Department of Business & Industry,
  Wheeling-Pittsburgh Steel Corp.,
  Series 1999 A,
    8.000% 09/01/14                               1,350,000        1,080,000
PA Bucks County Industrial Development
  Jorgensen Steel,
    9.000% 06/01/05                               2,000,000        2,021,520
                                                              --------------
                                                                   5,960,895
                                                              --------------

OIL AND GAS - 1.4%
CA Los Angeles Regional Airport Improvement
  Corp., Los Angeles International Airport,
    6.800% 01/01/27                               1,400,000        1,435,882
PA State Economic Development Financing
  Authority, Sun Co., Inc.,
  Series 1994 A,
    7.600% 12/01/24                              27,500,000       29,412,350
                                                              --------------
                                                                  30,848,232
                                                              --------------
----------------------------------------------------------------------------

OTHER - 11.8%
OTHER - 0.2%
AL Sewer & Utility,
    (a) 05/15/06(f)                                  88,800              888
MD Baltimore, Park Charles Project,
  Series 1986,
    8.000% 01/01/15                               1,235,000        1,261,639
SC Tobacco Settlement Revenue Management
  Authority,
  Series 2001 B,
    6.375% 05/15/28                               3,800,000        3,838,038
                                                              --------------
                                                                   5,100,565
                                                              --------------

POOL/BOND BANK - 0.3%
FL State Municipal Loan Council,
  Series 2000 A,
    (a) 04/01/21                                  1,000,000          338,950

See notes to investment portfolio.
 14

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
IN Indianapolis Local Public Improvement
  Bond Bank,
  Series 1999 E,
    (a) 02/01/24                               $ 13,900,000   $    3,811,936
MI Muni Bond Authority, Local Government,
    6.650% 05/01/12                               1,000,000        1,051,539
MN Minneapolis Community Development Agency,
  Series 1991 1,
    8.000% 12/01/16                                 250,000          260,635
                                                              --------------
                                                                   5,463,060
                                                              --------------
REFUNDED/ESCROWED(g) - 11.3%
AK State Housing Financing Corp.,
  Series 1992-A,
    6.600% 12/01/23                              11,750,000       12,174,762
AZ Maricopa County Industrial Development
  Authority:
  Advantage Point,
  Series 1996 A,
    6.625% 07/01/26                               2,750,000        3,078,102
  Single Family,
  Series 1984,
    (a) 02/01/16                                  4,500,000        2,086,380
AZ Pima County Industrial Development
  Authority,
    8.200% 09/01/21                              12,370,000       16,364,026
CA Palmdale Community Redevelopment Agency:
  Series 1986 A,
    8.000% 03/01/16                               3,000,000        3,919,710
  Series D,
    8.000% 04/01/16                               7,000,000        9,154,250
CA Perris Community Facilities District,
  Series 2-90,
    8.750% 10/01/21                               6,165,000        8,936,229
CA Pomona,
  Series A,
    7.600% 05/01/23                              10,000,000       12,611,300
CA Riverside County,
    8.300% 11/01/12                              10,000,000       13,198,200
CO Mesa County,
    (a) 12/01/11                                  5,905,000        3,573,883
DE State Economic Development Authority,
  Riverside Hospital,
  Series 1992 A,
    9.500% 01/01/22                               1,090,000        1,283,900

                                                   Par            Value
----------------------------------------------------------------------------
FL Orange County Health Facilities Authority,
  Orlando Regional Healthcare System,
  Series 1996 A,
    6.250% 10/01/16                            $  2,120,000   $    2,425,874
FL Seminole County,
  Series 1992,
    6.000% 10/01/19                               1,030,000        1,146,019
FL State Mid-Bay Bridge Authority,
  Series A,
    6.875% 10/01/22                               2,000,000        2,397,500
IL Health Facility Authority, United Medical
  Center-Formerly,
  Series 1991,
    8.375% 07/01/12                               1,500,000        1,650,000
IN St. Joseph County Hospital Authority,
  South Bend Memorial Hospital,
    9.400% 06/01/10                               2,505,000        3,057,703
KY Trimble County, Louisville Gas & Electric
  Co.,
  Series B,
    6.550% 11/01/20                                 130,000          138,271
MA State Health & Educational Facilities
  Authority, Corporation for Independent
  Living,
    8.100% 07/01/18                               1,185,000        1,319,794
MA State Industrial Finance Agency:
  Belmont Home Care,
  Series 1995 A,
    9.270% 01/01/25                              10,115,000       12,200,207
  Seacoast Nursing Home,
  Series 1991,
    9.625% 12/01/21                               4,945,000        5,252,035
MA State Turnpike Authority:
  Series 1993 A,
    5.125% 01/01/23                               3,600,000        3,578,904
  Series A,
    5.000% 01/01/20                              12,665,000       12,543,543
MA State,
  Series 1991 C,
    6.750% 08/01/09                                  10,000           10,264
MI Battle Creek,
    7.650% 05/01/22                                 750,000          848,220

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         Municipal Bonds (continued)               Par            Value
----------------------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED(g) (CONTINUED)
MI Detroit Downtown Development Authority,
  Area No. 1 Projects:
  Series 1996 C,
    6.200% 07/01/17                            $  1,000,000   $    1,125,980
  Series 1996 D,
    6.500% 07/01/10                                 700,000          797,454
MI Dickinson County, Memorial Hospital
  System,
  Series 1994,
    8.125% 11/01/24                                 550,000          637,312
MI Kalamazoo Hospital Finance Authority:
  Borgess Medical Center,
  Series 1994 A,
    6.250% 06/01/14                               1,000,000        1,139,030
  Bronson Methodist Hospital,
  Series 1992 A,
    6.250% 05/15/12                               1,500,000        1,640,100
MI Redford Township Building Authority,
  Series 1992,
    6.500% 11/01/13                                 675,000          714,096
MI State Hospital Finance Authority,
  Daughters of Charity-Providence,
  Series 1991,
    7.000% 11/01/21                               1,000,000        1,036,910
MN Burnsville, Fairview Community Hospital,
  Series 1982 A,
    (a) 05/01/12                                  2,145,000        1,095,065
MN Dakota & Washington Counties Housing &
  Redevelopment Authority,
  Series 1988,
    8.150% 09/01/16                                 235,000          311,413
MN Metropolitan Council, Hubert H. Humphrey
  Metrodome,
  Series 1992,
    6.000% 10/01/09                                 300,000          317,166
MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
  Series 1992 A,
    9.250% 11/01/12                               1,240,000        1,367,100
MN Moorhead,
    7.100% 08/01/11                                  20,000           22,769

                                                   Par            Value
----------------------------------------------------------------------------
MN Red Wing, River Region Group,
  Series 1993 A,
    6.500% 09/01/22                            $    300,000   $      325,659
MN State Higher Education Facilities
  Authority, Hamline University,
  Series 3 K,
    6.600% 06/01/08                                 250,000          259,010
MN Western Minnesota Municipal Power Agency,
  Series 1983 A,
    9.750% 01/01/16                               1,000,000        1,491,640
MO Hannibal Industrial Development Authority,
  Regional Healthcare Systems,
  Series 1992,
    9.500% 03/01/22                               4,000,000        4,256,720
NC Cumberland County, Civic Center Project,
  Series 1995 A,
    6.400% 12/01/24                               1,000,000        1,113,520
NC Eastern Municipal Power Agency:
  Series 1987 A,
    4.500% 01/01/24                               1,750,000        1,619,170
  Series 1991 A:
    5.000% 01/01/21                               4,535,000        4,517,994
    6.500% 01/01/18                               1,500,000        1,747,800
  Catawba No. 1,
  Series 1990,
    5.500% 01/01/13                               1,000,000        1,072,270
NC Lincoln County, Lincoln County Hospital,
    9.000% 05/01/07                                 520,000          603,850
NC Wake County,
  Series 1993,
    5.125% 10/01/13                                 500,000          520,640
OR Saint Charles Memorial Hospital, Inc.,
  Saint Charles Hospital,
  Series 1973 A,
    6.750% 01/01/06                                 163,000          174,837
PA Convention Center Authority,
  Series 1989-A,
    6.000% 09/01/19                              12,700,000       14,094,206
PA Montgomery County Industrial Development
  Authority, Assisted Living Facility,
  Series 1993-A,
    8.250% 05/01/23                               1,370,000        1,495,012

See notes to investment portfolio.
 16

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
PA Westmoreland County Municipal Authority,
  Special Obligation,
  Series 1985,
    9.125% 07/01/10                            $  2,415,000   $    2,789,494
SC Piedmont Municipal Power Agency:
  Series 1988,
    (a) 01/01/13                                 18,585,000        9,920,859
  Series 1993,
    5.375% 01/01/25                               3,960,000        4,069,732
TN Chattanooga Health Education and Housing
  Facilities Board, North Park Hospital
  Project,
  Series 1993,
    8.500% 02/01/23                              24,700,000       27,134,185
TN Shelby County, Health, Education, &
  Housing Facilities Board, Open Arms
  Development Center:
  Series 1992-A,
    9.750% 08/01/19                               3,985,000        5,155,594
  Series 1992-C,
    9.750% 08/01/19                               3,975,000        5,142,656
TX State Research Laboratory Commission
  Finance Authority, Superconducting Super
  Collider,
  Series 1991,
    6.950% 12/01/12                              10,000,000       11,799,100
VI Virgin Islands Public Finance Authority,
  Series 1992 A,
    7.000% 10/01/02                                 125,000          131,630
                                                              --------------
                                                                 242,589,049
                                                              --------------
----------------------------------------------------------------------------

OTHER REVENUE - 0.5%
HOTELS - 0.0%
MI Detroit Economic Development Corp., E.H.
  Assoc. Limited Partnership,
  Series 1992,
    7.000% 06/01/12                                 750,000          759,862
                                                              --------------

                                                   Par            Value
----------------------------------------------------------------------------
RECREATION - 0.3%
AK Anchorage, Ice Rink Revenue,
  Series 1998,
    6.250% 01/01/12                            $  2,110,000   $    2,302,537
CO Metropolitan Football Stadium District,
  Series 1999 A,
    (a) 01/01/11                                  3,650,000        2,299,463
OR State Department of Administrative
  Services, State Parks Project,
  Series 1998 A,
    4.750% 04/01/13                                 665,000          661,980
                                                              --------------
                                                                   5,263,980
                                                              --------------
RETAIL - 0.2%
NJ State Economic Development Authority,
  Glimcher Properties L.P. Project,
    6.000% 11/01/28                               3,400,000        3,183,250
PA Philadelphia Authority for Industrial
  Development, Hechinger Company,
  Series 1983,
    11.375% 12/01/04(d)                           2,679,713        1,232,668
                                                              --------------
                                                                   4,415,918
                                                              --------------
----------------------------------------------------------------------------

RESOURCE RECOVERY - 0.4%
DISPOSAL - 0.2%
IL Development Finance Authority, Waste
  Management, Inc.,
  Series 1997,
    5.050% 01/01/10                               2,500,000        2,353,550
MA Boston Industrial Development Finance
  Authority, Jet-A-Way, Inc.,
    10.500% 01/01/11                              1,400,000        1,445,500
MI State Strategic Fund, United Waste
  Systems, Inc.,
  Series 1995,
    5.200% 04/01/10                                 500,000          478,450
                                                              --------------
                                                                   4,277,500
                                                              --------------

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         Municipal Bonds (continued)               Par            Value
----------------------------------------------------------------------------
RESOURCE RECOVERY (CONTINUED)
RESOURCE RECOVERY - 0.2%
FL Palm Beach County Solid Waste Authority,
  Series 1998 A,
    (a) 10/01/12                               $  2,000,000   $    1,155,480
MA State Industrial Finance Agency, Ogden
  Hill Project,
  Series 1998 A,
    5.400% 12/01/11                               3,300,000        3,262,050
                                                              --------------
                                                                   4,417,530
                                                              --------------
----------------------------------------------------------------------------

TAX-BACKED - 29.8%
LOCAL APPROPRIATED - 4.3%
FL Hillsborough County School Board,
  Series 1998 A,
    5.500% 07/01/16                               1,060,000        1,127,204
IL Chicago Board Education, General
  Obligation Leases Certificates,
  Series 1992-A:
    6.000% 01/01/20                               8,000,000        8,857,600
    6.250% 01/01/15                               8,400,000        9,541,644
IN Beech Grove School Building Corp.,
    6.250% 07/05/16                               2,265,000        2,580,560
IN Crown Point School Building Corp.:
  Series 2000:
    (a) 01/15/18(h)                               6,300,000        2,527,812
    (a) 01/15/19                                  6,500,000        2,451,735
KY Lexington Fayette County, County Detention
  Center,
  Series 1999,
    4.750% 05/01/24                               4,000,000        3,609,760
MN Hibbing Economic Development Authority,
    6.400% 02/01/12                                 500,000          503,750
MN Minneapolis Special School District No. 1,
  Series 1998 A,
    4.750% 02/01/18                                 500,000          465,480
MO St. Louis Industrial Development
  Authority, St. Louis Convention Center,
  Series 2000,
    (a) 07/15/18                                  3,900,000        1,537,731
NC Chapel Hill, Parking Facilities,
  Series 1994,
    6.450% 12/01/23                                 500,000          521,835

                                                   Par            Value
----------------------------------------------------------------------------
NC Durham County, Hospital & Office
  Facilities,
  Series 1994,
    6.000% 05/01/14                            $  1,000,000   $    1,095,900
NC Harnett County, Harnett County Projects,
  Series 1994,
    6.400% 12/01/14                                 250,000          273,080
NC Randolph County,
  Series 2000,
    5.750% 06/01/22                                 250,000          261,245
NC Rowan County, Justice Center Project,
  Series 1992,
    6.250% 12/01/07                                 500,000          542,730
NC Sampson Area Development Corp.,
  Series 1999,
    4.750% 06/01/24                               1,000,000          913,740
NY State Dormitory Authority, Judicial
  Facilities,
  Series 1991 A,
    9.500% 04/15/14                                 905,000        1,036,406
OR Deschutes County,
  Series 1998 A:
    5.050% 06/01/17                                 420,000          394,275
    5.100% 06/01/18                                 100,000           93,585
PA Philadelphia Municipal Authority,
  Series B,
    6.400% 11/15/16                              38,785,000       41,929,688
TX Houston Independent School District Public
  Facilities Corp.:
  Series 1998 A,
    (a) 09/15/14                                  3,885,000        1,951,241
  Series 1998 B,
    (a) 09/15/15                                  2,000,000          940,580
  Cesar E. Chavez High School,
  Series 1998 A:
    (a) 09/15/18                                  3,885,000        1,505,010
    (a) 09/15/20                                  3,885,000        1,328,553
TX Houston,
  Series 2000,
    6.400% 06/01/27                               5,000,000        5,454,950
                                                              --------------
                                                                  91,446,094
                                                              --------------

See notes to investment portfolio.
 18

         Municipal Bonds (continued)               Par            Value
----------------------------------------------------------------------------
LOCAL GENERAL OBLIGATIONS - 11.4%
AK North Slope Borough:
  Series A,
    (a) 06/30/08                               $ 11,400,000   $    8,260,326
  Series 1996 B,
    (a) 06/30/07(h)                              35,000,000       26,762,750
  Series 1999 B,
    (a) 06/30/10                                 10,000,000        6,476,500
  Series 2000 B,
    (a) 06/30/10                                 18,000,000       11,657,700
CA Benicia Unified School District,
  Series 1997 A,
    (a) 08/01/21                                  5,955,000        1,962,768
CA Golden West School Financing Authority,
  Series 1999 A,
    (a) 08/01/14                                  4,710,000        2,423,766
CA Los Angeles County School District,
    (a) 08/01/22                                  2,180,000          670,306
CO Douglas County School District, No. RE-1,
  Series 1996,
    7.000% 12/15/12                               3,000,000        3,633,000
CO El Paso County School District No. 11,
  Series 1996:
    7.100% 12/01/16                               2,105,000        2,587,192
    7.125% 12/01/20                               7,350,000        9,159,570
CO Larimer, Weld & Boulder Counties School
  District,
  Series 1996,
    (a) 12/15/10                                  4,000,000        2,520,680
HI Honolulu,
  Series 1998,
    4.500% 07/01/28                               3,500,000        2,984,100
IL Champaign County,
  Series 1999,
    8.250% 01/01/23                               1,420,000        1,942,191
IL Chicago,
  Series 1999,
    5.500% 01/01/23                               7,500,000        7,799,400
IL Chicago Board of Education:
  Series 1998 B-1:
    (a) 12/01/10                                  3,905,000        2,471,865
    (a) 12/01/13                                 13,400,000        7,031,516
    (a) 12/01/21                                  6,500,000        2,041,455
    (a) 12/01/22                                 27,200,000        8,022,912
    (a) 12/01/23                                 15,000,000        4,161,900
  Series 1999 A:
    (a) 12/01/09                                  5,000,000        3,346,500
    5.250% 12/01/17                               5,000,000        5,133,650

                                                   Par            Value
----------------------------------------------------------------------------
IL Coles & Cumberland Countys Unified School
  District,
  Series 2000,
    (a) 12/01/12                               $  3,030,000   $    1,705,587
IL Du Page County Community High School
  District No. 99,
  Series 1998:
    (a) 12/01/10                                  2,245,000        1,423,981
    (a) 12/01/11                                  1,280,000          765,850
IL Lake & McHenry Counties United School
  District,
  Series 1998:
    (a) 02/01/09                                  2,355,000        1,645,650
    (a) 02/01/10                                  2,060,000        1,361,021
IL Lake County School District No. 56,
    9.000% 01/01/17                              10,440,000       14,780,430
IL State Development Finance Authority, Elgin
  School District No. U46,
  Series 2001,
    (a) 01/01/16                                  4,000,000        1,844,800
IL Will County Unified School District No.
  365-UVY
  Series 1999 B,
    (a) 11/01/18                                  1,470,000          564,539
KS Wyandotte County,
  Series 1998,
    4.500% 09/01/28                               5,000,000        4,307,250
MI Central Montcalm Public Schools,
  Series 1999,
    5.750% 05/01/24                               1,000,000        1,036,580
MI Holland School District,
  Series 1992,
    (a) 05/01/17                                  2,000,000          860,440
MI Kalamazoo School District,
  Series 1999,
    4.500% 05/01/16                                 500,000          462,695
MI Okemos Public School District,
  Series 1993:
    (a) 05/01/12                                    500,000          292,875
    (a) 05/01/18                                  5,200,000        2,097,368
MI Paw Paw Public School District,
  Series 1998,
    5.000% 05/01/25                               1,020,000          993,582
MI Redford Unified School District,
  Series 1997,
    5.000% 05/01/22                                 750,000          730,980

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         Municipal Bonds (continued)               Par            Value
----------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
MI Southgate Community School District,
  Series 1999,
    5.000% 05/01/25                            $  1,000,000   $      953,040
MI St. Johns Public School,
  Series 1998,
    5.100% 05/01/25                               1,790,000        1,758,371
MI Williamston Community School District,
  Series 1996,
    5.500% 05/01/25                               1,725,000        1,795,277
MN Hennepin County,
  Series 1999 A,
    5.000% 12/01/15                               1,000,000        1,004,970
MN New York Mills Independent School District
  No. 553,
  Series 1992 A,
    6.850% 02/01/18                                 210,000          215,214
MN North St. Paul & Maplewood Unified School
  District,
  Series 1996 A,
    5.125% 02/01/25                               1,000,000          975,160
MN Rosemount Independent School District No.
  196,
  Series 1994 B,
    (a) 06/01/10                                  2,765,000        1,823,379
OK Oklahoma City Industrial & Cultural
  Facilities Trust, Hillcrest Health Center,
    6.400% 08/01/14                               4,320,000        4,919,486
OR Bend County Service District,
  Series 1996,
    5.375% 06/01/11                                 135,000          140,727
OR Clackamas & Washington Counties School
  District No. 3,
  Series 1997,
    5.150% 06/01/14                                 500,000          509,030
OR Deschutes County,
  Series 1998,
    4.750% 12/01/12                                 250,000          252,515
OR Marion County School District No. 103C,
  Series 1995 A,
    6.000% 11/01/05                                 160,000          175,067

                                                   Par            Value
----------------------------------------------------------------------------
OR Northern Oregon Corrections Authority,
  Gilliam Hood River,
  Series 1997,
    5.400% 09/15/16                            $    200,000   $      204,646
OR Portland,
  Series 1999 A,
    5.125% 06/01/14                                 100,000          102,271
OR Salem-Keizer School District No. 24J,
  Series 1998,
    4.875% 06/01/14                                 550,000          552,101
OR Tualatin Hills Parks & Recreation
  District,
  Series 1998,
    5.750% 03/01/15                               1,000,000        1,095,800
OR Washington & Clackamas Counties School
  District No. 23,
  Series 1993,
    5.000% 01/01/05                                  15,000           15,575
OR Washington County:
  School District No. 48J,
  Series 1998,
    5.000% 08/01/17                                 400,000          395,168
School District No. 88J,
  Series 1994,
    6.100% 06/01/12                                  20,000           21,272
OR Washington, Multnomah & Yamhill Counties
  School District,
  Series 1998,
    5.000% 11/01/14                                 900,000          922,995
PA Cornwall Lebanon School District,
    (a) 03/15/18                                  3,020,000        1,214,493
PA Westmoreland County,
  Series 2000 A,
    (a) 06/01/13                                  3,000,000        1,635,480
TX Arlington Independent School District,
  Series 1998,
    4.750% 02/15/21                               8,785,000        8,076,929
TX Frisco Independent School District,
  Series 1998 A,
    4.500% 08/15/29                               1,490,000        1,243,390
TX Galveston County,
  Series 2001:
    (a) 02/01/20                                  4,005,000        1,420,654
    (a) 02/01/22                                  4,085,000        1,281,219

See notes to investment portfolio.
 20

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
TX Grapevine-Colleyville Independent School
  District,
  Series 1994,
    (a) 08/15/13                               $  6,010,000   $    3,227,190
TX Houston Independent School District,
  Series 1999 A,
    4.750% 02/15/22                              12,500,000       11,374,625
TX Hurst Euless Bedford Independent School
  District:
  Series 1994,
    6.500% 08/15/24                               6,355,000        6,782,691
  Series 1998,
    4.500% 08/15/25                              20,895,000       17,790,839
TX Katy Independent School District,
  Series 2001,
    4.750% 02/15/22                               3,000,000        2,734,080
TX North East Independent School District,
  Series 1999,
    4.500% 10/01/28                              11,900,000       10,095,841
TX Wylie Independent School District,
  Series 2001,
    (a) 08/15/21                                  3,000,000          955,770
WA King & Snohomish Counties School District
  No. 417,
  Series 1998 B:
    (a) 06/15/14                                  1,800,000          915,372
    (a) 06/15/16                                  3,315,000        1,481,904
                                                              --------------
                                                                 243,986,216
                                                              --------------

SPECIAL NON-PROPERTY TAX - 4.8%
CA Los Angeles County Metropolitan
  Transportation Authority,
  Series 1999 A,
    4.750% 07/01/28                              11,000,000       10,002,740
FL Nassau County,
  Series 2000,
    (a) 03/01/19                                    945,000          363,853
FL Tampa Sports Authority, Tampa Bay Arena
  Project,
  Series 1995,
    5.750% 10/01/25                               1,500,000        1,623,930

                                                   Par            Value
----------------------------------------------------------------------------
FL Tampa,
  Series 1996,
    (a) 04/01/21                               $  1,000,000   $      340,920
MN Red Lake Band of Chippewa Indians,
  Series 1998,
    6.250% 08/01/13                               2,400,000        2,298,000
NJ State Transportation Trust Fund Authority,
  Series B,
    7.000% 06/15/12                              27,000,000       32,689,980
NY New York City Transitional Finance
  Authority,
  Series 1998 C,
    4.750% 05/01/23                               9,750,000        8,964,540
NY State Local Government Assistance Corp.:
  Series 1993 E,
    5.000% 04/01/21                               2,655,000        2,605,697
  Series E,
    5.250% 04/01/16                              15,060,000       15,658,484
OH Hamilton County,
  Series 2000 B,
    (a) 12/01/22                                  8,315,000        2,546,718
OR Metro, Regional Center Project,
  Series 1993 A,
    5.000% 08/01/10                                 150,000          152,979
TX Harris County-Houston Sports Authority:
  Series 2001 A,
    (a) 11/15/14                                  3,905,000        1,914,075
    (a) 11/15/15                                  3,975,000        1,821,981
    (a) 11/15/16                                  4,040,000        1,733,524
TX Houston,
  Series 2001 B,
    (a) 09/01/19                                 13,700,000        4,933,918
WA Central Puget Sound Regional
  Transportation Authority,
  Series 1998,
    4.750% 02/01/28                              10,000,000        8,845,800
WI State,
  Series 1999,
    5.250% 12/15/27                               6,500,000        6,551,935
                                                              --------------
                                                                 103,049,074
                                                              --------------

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
TAX-BACKED (CONTINUED)

SPECIAL PROPERTY TAX - 0.5%
CA Capistrano Unified School District, Ladera
  Community Facilities District No. 98-2,
  Series 1999,
    5.750% 09/01/29                            $  1,250,000   $    1,209,375
CA Santa Margarita Water District,
  Series 1999,
    6.250% 09/01/29                               4,200,000        4,231,500
FL Fleming Island Plantation Community
  Development District,
  Series 2000 A,
    6.300% 02/01/05                                 250,000          251,875
FL Heritage Palms Community Development
  District:
  Series 1999,
    6.250% 11/01/04                                 395,000          397,962
  Series 1999 A,
    6.750% 05/01/21                                 100,000          100,625
  Series 1999 B,
    6.250% 05/01/05                                 165,000          166,237
FL Indigo Community Development District,
  Series 1999 B,
    6.400% 05/01/06                                 300,000          302,250
FL Lexington Oaks Community Development
  District,
  Series 1998 A,
    6.125% 05/01/19                                 570,000          558,600
FL Maple Ridge Community Development
  District,
  Series 2000,
    7.150% 05/01/31                                 200,000          208,500
FL Northern Palm Beach County Improvement
  District,
  Series 1999,
    6.000% 08/01/29                                 500,000          469,375
FL Orlando, Conroy Road Interchange Project:
  Series 1998 A,
    5.800% 05/01/26                                 500,000          465,000
  Series 1998 B,
    5.250% 05/01/05                                 100,000           98,125
FL Stoneybrook Community Development
  District:
  Series 1998 A,
    6.100% 05/01/19                                 250,000          243,125
  Series 1998 B,
    5.700% 05/01/08                                 235,000          232,650

                                                   Par            Value
----------------------------------------------------------------------------
FL Village Center Community Development
  District,
  Series 1998 A,
    5.500% 11/01/12                            $    750,000   $      808,710
MI Romulus Tax Increment Finance Authority,
  Series 1994,
    6.750% 11/01/19                                 500,000          531,065
MN Duluth Economic Development Authority,
  Series 1998 A,
    (a) 02/01/08                                    295,000          218,557
MN St. Paul,
  Series 1998 A,
    4.750% 02/01/16                               1,000,000          967,100
                                                              --------------
                                                                  11,460,631
                                                              --------------

STATE APPROPRIATED - 6.0%
FL State Department of Corrections,
  Okeechobee Correctional Installation,
  Series 1995,
    6.250% 03/01/15                                 625,000          675,812
MI State, 525 Redevco, Inc.,
  Series 2000,
    (a) 06/01/21                                  5,000,000        1,647,050
MN State, Duluth Airport,
  Series 1995 B,
    6.250% 08/01/14                               2,000,000        2,127,580
NY State Dormitory Authority:
  State University of New York,
    4.500% 05/15/20                              18,510,000       16,711,013
  Series 1990-A,
    7.500% 05/15/13                               8,000,000       10,030,800
  City University:
  Series 1990 C,
    7.500% 07/01/10                              19,875,000       23,203,665
  Series 1993 A,
    6.000% 07/01/20                              19,490,000       21,746,629
  State University Facilities:
  Series A,
    5.875% 05/15/17                              28,240,000       31,262,810
  Series 1999 C,
    4.750% 08/15/19                               4,000,000        3,767,040
NY State Urban Development Corp.,
  Series 1995,
    5.500% 01/01/15                               5,265,000        5,640,342

See notes to investment portfolio.
 22

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
OR State Department of General Services,
  Real Property Financing Program,
  Series 1992 A,
    6.100% 09/01/06                            $    400,000   $      418,220
PR Commonwealth of Puerto Rico:
  Public Finance Corp.,
  Series 1998 A,
    5.375% 06/01/17                               5,000,000        5,267,000
  Public Building Authority:
  Series B,
    5.000% 07/01/13                                 300,000          308,421
  Series 1993 M,
    5.700% 07/01/16                                 200,000          207,044
  Series 1995 A,
    6.250% 07/01/14                               1,200,000        1,390,404
WV State Building Commission,
  Series 1998 A,
    5.375% 07/01/21                               3,215,000        3,300,648
                                                              --------------
                                                                 127,704,478
                                                              --------------

STATE GENERAL OBLIGATIONS - 2.8%
FL State Board of Education:
  Series 1992 A,
    6.400% 06/01/19                               1,000,000        1,038,420
  Series 1998 A,
    4.750% 06/01/28                               7,000,000        6,326,040
  Series 1998 C,
    4.500% 06/01/18                               7,430,000        6,789,608
  Series 1998 D,
    4.500% 06/01/24                              10,000,000        8,763,000
MA Massachusetts Bay Transportation
  Authority,
  Series 1998:
    4.500% 03/01/26                               5,000,000        4,321,200
    4.750% 03/01/21                               4,865,000        4,477,357
MA State College Building Authority Project,
  Series A,
    7.500% 05/01/11                               1,500,000        1,856,715
NC State,
  Series 1999,
    4.600% 04/01/16                               1,000,000          951,950
NV State,
  Series A,
    6.800% 07/01/12                                  60,000           62,646
OR State:
  Series 1979 LXI:
    7.200% 07/01/04                                 175,000          193,751
    7.250% 07/01/06                                 250,000          288,867
    7.250% 01/01/07                                 200,000          231,990

                                                   Par            Value
----------------------------------------------------------------------------
  Series 1980 LXII:
    9.000% 04/01/03                            $    100,000   $      110,033
    9.200% 04/01/08                                 180,000          232,816
  Series 1980 LXIII:
    8.200% 07/01/04                                 205,000          232,780
    8.250% 01/01/07                                 200,000          241,700
  Series 1992 B,
    6.000% 08/01/04                                 110,000          115,743
  Series 1997 76A,
    5.550% 04/01/09                                  95,000          101,821
PR Commonwealth of Puerto Rico:
  Series B:
    5.125% 06/01/24                               3,000,000        3,014,130
    5.500% 07/01/17                              13,130,000       14,059,735
    6.500% 07/01/15                               2,650,000        3,128,140
  Aqueduct & Sewer Authority,
  Series 1995,
    6.250% 07/01/12                               1,000,000        1,145,710
  Highway & Transportation Authority,
  Series 1998 A:
    5.500% 07/01/12                                 300,000          327,039
    5.500% 07/01/14                                 310,000          335,913
TX State Public Finance Authority,
  Series 1997,
    (a) 10/01/13                                  4,000,000        2,149,400
                                                              --------------
                                                                  60,496,504
                                                              --------------
----------------------------------------------------------------------------

TRANSPORTATION - 8.2%
AIR TRANSPORTATION - 1.1%
IL Chicago O'Hare International Airport,
  United Airlines, Inc.:
  Series 1999 A,
    5.350% 09/01/16                               4,100,000        3,567,000
  Series 2000 A,
    6.750% 11/01/11                               7,850,000        8,071,056
NC Charlotte, US Airways, Inc.,
  Series 2000,
    7.750% 02/01/28                               5,750,000        5,692,500
NJ State Economic Development Authority,
  Continental Airlines, Inc.,
  Series 1999,
    6.250% 09/15/19                               5,400,000        5,157,000
                                                              --------------
                                                                  22,487,556
                                                              --------------

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)

AIRPORT - 2.2%
CO Denver City and County Airport,
  Series B,
    7.250% 11/15/23                            $  4,375,000   $    4,659,812
FL Dade County, Miami International Airport,
  Series 1992 B,
    6.600% 10/01/22                                 500,000          528,185
HI State, Airport System Revenue,
  Series 1991,
    6.900% 07/01/12                               4,250,000        4,961,195
MA State Port Authority:
  Series 1999,
    8.058% 07/01/29                               2,500,000        2,682,350
    8.499% 07/01/29(c)                            1,500,000        1,640,010
MI Wayne Charter County, Detroit Metropolitan
  Airport:
  Series 1998 A,
    5.000% 12/01/28                               1,000,000          932,620
  Series 1998 B,
    4.875% 12/01/23                               1,000,000          923,520
MN Minneapolis & St. Paul Metropolitan
  Airports Commission:
  Series 1999,
    6.100% 01/01/22                               1,000,000          965,330
  Series 1999 A,
    5.125% 01/01/25                               1,000,000          972,620
MO St. Louis Airport Review,
    5.000% 07/01/26                               6,200,000        5,901,966
NC Charlotte,
  Series 1999,
    7.800% 06/15/22(c)                            2,000,000        2,217,600
OR Portland, Portland International Airport,
  Series 1998 12-A,
    5.000% 07/01/18                                 355,000          344,666
VA Capital Region Airport Commission,
  Series B,
    8.125% 07/01/14                              17,200,000       19,693,828
                                                              --------------
                                                                  46,423,702
                                                              --------------

PORTS - 0.1%
FL Dade County,
  Series 1995,
    6.200% 10/01/09                               1,000,000        1,131,820
                                                              --------------

                                                   Par            Value
----------------------------------------------------------------------------
TOLL FACILITIES - 4.3%
CA San Joaquin Hills Transportation Corridor
  Agency,
  Series A,
    (a) 01/15/14                               $ 14,450,000   $    7,633,646
CO E-470 Public Highway Authority:
  Series B,
    (a) 09/01/11                                 17,685,000       10,788,911
  Series 1997 B,
    (a) 09/01/22                                  6,515,000        1,981,668
  Series 2000 B:
    (a) 09/01/18                                 14,000,000        5,463,500
    (a) 09/01/19                                 11,600,000        4,263,812
MA State Turnpike Authority:
  Series 1997 A,
    (a) 01/01/24                                  7,000,000        2,046,660
  Series C:
    (a) 01/01/18                                  4,700,000        1,964,506
    (a) 01/01/20                                 15,000,000        5,562,450
NJ State Turnpike Authority:
  Series C,
    6.500% 01/01/16                               8,500,000        9,873,430
  Series 1991 C,
    6.500% 01/01/16                              16,000,000       18,585,280
NY Triborough Bridge & Tunnel Authority:
    6.125% 01/01/21                               7,000,000        7,928,620
  Series 1992 Y:
    5.500% 01/01/17                               2,000,000        2,135,560
    6.125% 01/01/21                               8,500,000        9,627,610
VA Richmond Metropolitan Authority,
  Series 1998,
    5.250% 07/15/22                               4,400,000        4,478,760
                                                              --------------
                                                                  92,334,413
                                                              --------------

TRANSPORTATION - 0.5%
CA San Francisco Bay Area Rapid Transit
  District, 7.706% 07/01/26(c)                    5,000,000        5,214,550
MN St. Paul Port Authority,
  Series F:
    9.125% 12/01/01                                  25,000           25,034
    9.125% 12/01/02                                  25,000           25,031
NV State Department of Business & Industry,
  Las Vegas Monorail Project,
  Series 2000:
    7.380% 01/20/30                               1,000,000        1,003,750
    7.375% 01/01/40                               3,000,000        3,003,750

See notes to investment portfolio.
 24

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
OH Toledo-Lucas County Port Authority, CSX
  Transportation, Inc.,
  Series 1992,
    6.450% 12/15/21                            $  1,950,000   $    2,052,746
                                                              --------------
                                                                  11,324,861
                                                              --------------
----------------------------------------------------------------------------

UTILITY - 15.1%
INDEPENDENT POWER PRODUCER - 1.5%
MI Midland County Economic Development Corp.,
  Series 2000,
    6.875% 07/23/09                                 200,000          205,250
NY Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996 IV:
    6.750% 10/01/19                               7,300,000        7,601,125
    6.750% 10/01/11                               1,500,000        1,578,750
NY Suffolk County Industrial Development
  Agency, Nissequogue Cogen Partners,
  Series 1998,
    5.500% 01/01/23                               6,800,000        6,086,000
PA Economic Development Finance Authority,
  Colver Project,
  Series D,
    7.150% 12/01/18                              10,000,000       10,278,000
PR Commonwealth of Puerto Rico Industrial,
  Educational, Medical & Environmental
  Cogeneration Facilities, AES Project,
  Series 2000
    6.625% 06/01/26                               2,800,000        2,939,832
VA Pittsylvania County Industrial Development
  Authority, Multitrade of Pittsylvania,
  Series 1994 A,
    7.550% 01/01/19                               3,000,000        2,861,250
                                                              --------------
                                                                  31,550,207
                                                              --------------

INVESTOR OWNED - 5.9%
AZ Pima County Industrial Development
  Authority, Tucson Electric Power Co.,
  Series A,
    6.100% 09/01/25                               2,000,000        1,837,500

                                                   Par            Value
----------------------------------------------------------------------------
CT State Development Authority, Connecticut
  Light & Power Co.,
  Series 1993 A,
    5.850% 09/01/28                            $  3,875,000   $    3,832,956
FL Citrus County, Florida Power Corp.,
  Crystal River Power Plant,
  Series 1992 A,
    6.625% 01/01/27                               1,000,000        1,037,750
FL Pinellas County, Florida Power Corp.,
    7.200% 12/01/14                               1,000,000        1,022,960
HI State Department Budget and Finance:
  IFRN (variable rate),
  Series 1993 B,
    4.718% 12/15/23                              10,000,000        6,312,500
  Citizens Utilities Co.,
  Series 1993 A,
    5.990% 12/15/23                              10,000,000       10,000,000
IL State Development Finance Authority,
  Commonwealth Edison Co. Project,
  Series D,
    6.750% 03/01/15                               3,400,000        3,772,130
IN Petersburg, Indiana Power & Light Co.,
  Series B,
    5.400% 08/01/17                               5,000,000        5,209,450
LA De Soto Parish, Southwestern Electric
  Power Co.,
  Series 1992,
    7.600% 01/01/19                               6,000,000        6,416,580
MI St. Clair County Economic Development
  Corp., Detroit Edison Co.,
  Series 1933 AA,
    6.400% 08/01/24                               2,000,000        2,214,000
MI State Strategic Fund, Detroit Edison Co.,
  Series BB,
    7.000% 05/01/21                               2,000,000        2,448,820
MN Anoka County, United Power Assoc.,
  Series 1987 A,
    6.950% 12/01/08                                 400,000          413,048
MS State Business Finance Corp., Systems
  Energy Resources Project:
  Series 1998,
    5.875% 04/01/22                              12,000,000       11,115,000

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
UTILITY (CONTINUED)
INVESTOR OWNED (CONTINUED)
  Series 1999,
    5.900% 05/01/22                            $  2,500,000   $    2,321,875
NJ Cape May County Industrial Pollution
  Control Financing Authority, Atlantic City
  Electric Co.
  Series 1994 A,
    7.200% 11/01/29                               5,000,000        5,562,700
NV Clark County, Nevada Power Co.,
  Series 1992 A,
    6.700% 06/01/22                              15,895,000       16,665,431
NV Humboldt County Pollution Control Revenue,
  Idaho Power Co. Project,
    8.300% 12/01/14                               1,875,000        2,109,712
NY State Energy Research & Development
  Authority:
  Brooklyn Union Gas Co.,
  Series 1993 A,
  IFRN (variable rate),
    9.116% 04/01/20                              13,000,000       14,950,000
  Consolidated Edison Co.,
  Series 1994 A,
    7.125% 12/01/29                               5,000,000        5,509,700
  Long Island Lighting Co.,
  Series 1991 A,
    7.150% 12/01/20                               2,945,000        3,091,838
TX Brazos River Authority, Houston Light &
  Power Co.,
  Series A,
    6.700% 03/01/17                              13,015,000       13,568,398
TX Matagorda County, Houston Light & Power
  Co.,
    6.700% 03/01/27                               7,200,000        7,506,144
                                                              --------------
                                                                 126,918,492
                                                              --------------
JOINT POWER AUTHORITY - 3.6%
GA State Municipal Electric Authority,
  Series 1993 Z,
    5.500% 01/01/20                               6,000,000        6,313,560
MA State Municipal Wholesale Electric Co.,
  Series 1994 A,
    6.280% 07/01/16                              22,900,000       22,699,625
MN Southern Minnesota Municipal Power Agency:
  Series A,
    5.000% 01/01/16                                 200,000          199,172

                                                   Par            Value
----------------------------------------------------------------------------
  Series 1993 A,
    4.750% 01/01/16                            $    250,000   $      240,070
  Series 1994 A:
    (a) 01/01/27                                  3,900,000          949,338
    (a) 01/01/20                                  2,000,000          733,660
NC Eastern Municipal Power Agency:
  Series 1993 B,
    6.000% 01/01/22                                 500,000          540,885
  Series 1999 D,
    6.700% 01/01/19                               2,000,000        2,124,140
NC State Municipal Power Agency, Catawba
  Electric No. 1:
  Series 1992,
    (a) 01/01/09                                 10,000,000        7,030,700
  Series 1998 A,
    5.500% 01/01/15                               5,750,000        6,089,020
NE American Public Energy Agency, Public Gas
  Agency-Western Project,
  Series 1999 A,
    5.250% 06/01/11                               2,710,000        2,693,361
SC Piedmont Municipal Power Agency:
  Series 1988,
    (a) 01/01/13                                 25,870,000       14,355,004
  Series 1993,
    5.375% 01/01/25                              11,805,000       11,986,679
                                                              --------------
                                                                  75,955,214
                                                              --------------

MUNICIPAL ELECTRIC - 1.9%
FL Fort Pierce Utilities Authority,
  Series 1999 B,
    (a) 10/01/17                                  1,000,000          421,500
FL Lakeland,
  Series 1999 C,
    6.050% 10/01/11                               1,870,000        2,112,240
FL Orlando Utilities Commission:
  Series 1989 D,
    6.750% 10/01/17                               2,750,000        3,250,445
  Series 1993-B, IFRN (variable rate),
    7.663% 10/06/13                               5,000,000        5,343,750
LA De Soto Parish, Southwestern Electric
  Power Co.,
    7.600% 01/01/19                               5,000,000        5,391,350
MN Chaska, Series 2000 A,
    6.000% 10/01/25                               1,000,000        1,036,030

See notes to investment portfolio.
 26

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
MN Northern Municipal Power Agency,
  Series 1998 B,
    4.750% 01/01/20                            $  1,500,000   $    1,390,770
NC University of North Carolina at Chapel
  Hill:
    (a) 08/01/13                                  2,000,000        1,087,620
    (a) 08/01/14                                  3,000,000        1,531,950
  Series 1997,
    (a) 08/01/20                                  1,000,000          350,850
NY Long Island Power Authority,
  Series 2000 A:
    (a) 06/01/15                                  3,000,000        1,480,230
    (a) 06/01/20                                  2,500,000          908,375
PA Westmoreland County Municipal Authority:
  Series 1999 A,
    (a) 08/15/22                                  2,000,000          607,340
  Series 2000 A,
    (a) 08/15/23                                  4,140,000        1,185,903
PR Puerto Rico Electric Power Authority:
  Series 1998 EE,
    5.250% 07/01/14                                 500,000          520,870
  Series 1998 GG,
    4.750% 07/01/21                                 500,000          476,335
SD Heartland Consumers Power District,
  Series 1992,
    6.000% 01/01/17                               5,600,000        6,200,936
TN Metropolitan Government, Nashville &
  Davidson Counties,
  Series 1996 A,
    (a) 05/15/09                                  5,250,000        3,633,525
WA Chelan County Public Utilities District
  No. 1, Columbia River Rock Hydroelectric,
    (a) 06/01/09                                  5,000,000        3,442,600
                                                              --------------
                                                                  40,372,619
                                                              --------------

WATER & SEWER - 2.2%
CA Castaic Lake Water Agency,
  Series 1999 A,
    (a) 08/01/24                                  9,445,000        2,609,653
FL Dade County,
  Series 1997,
    5.250% 10/01/21                               1,000,000        1,001,930
FL Melbourne,
  Series 2000 A,
    (a) 10/01/18                                  1,000,000          373,140

                                                   Par            Value
----------------------------------------------------------------------------
FL Seacoast Utility Authority,
  Series 1989 A,
    5.500% 03/01/15                            $  1,900,000   $    2,036,553
FL Seminole County,
  Series 1992,
    6.000% 10/01/19                                 470,000          522,024
FL Tampa Bay,
    7.290% 10/01/29                                 500,000          544,270
ID State Water Resource Board, Boise Water
  Corporation
  Series 1991,
    7.250% 12/01/21                               6,000,000        6,171,480
IL Chicago,
  Series 1999 A,
    (a) 01/01/20                                  7,275,000        2,564,656
LA Public Facility Belmont Water, Authority,
    9.000% 3/15/24(b)(d)                          1,350,000        1,080,000
MA State Water Pollution Abatement Trust,
  Series 1999 A,
    6.000% 08/01/17                              10,000,000       11,193,800
MA State Water Resources Authority,
  Series 1998 B,
    4.500% 08/01/22                               3,250,000        2,867,020
MI Detroit,
  Series 1999 A,
    (a) 07/01/20                                  4,750,000        1,664,827
MS Five Lakes Utility District,
    8.250% 07/15/24                                 760,000          684,950
NY New York City Municipal Water Finance
  Authority:
  Series 1998 D,
    4.750% 06/15/25                               3,000,000        2,750,460
  Series 1999,
    6.960% 07/16/25(b)                            7,000,000        7,245,980
OR McMinnville,
  Series 1994 A,
    5.000% 02/01/14                                 500,000          502,235
OR Molalla,
  Series 1997,
    5.200% 08/01/17                                 500,000          504,950
OR Oregon City,
  Series 1997,
    5.200% 10/01/15                                 485,000          493,866
OR Portland:
  Series 1993 A,
    5.150% 03/01/08                                 100,000          101,563
  Series 1995,
    5.100% 08/01/08                                 100,000          102,607

See notes to investment portfolio.

May 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
OR Washington County United Sewer Agency,
  Series 1992 A,
    5.900% 10/01/06                            $     95,000   $      100,880
TX Houston, Series 1998,
    (a) 12/01/23                                  6,500,000        1,827,345
                                                              --------------
                                                                  46,944,189
                                                              --------------
TOTAL MUNICIPAL BONDS (cost of
  $2,046,031,166)                                              2,091,959,175
                                                              --------------
SHORT-TERM OBLIGATIONS - 0.9%
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 0.9%(i)
CO Jefferson County, Rocky Mountain
  Butterfly,
  Series 1998,
    3.000% 06/01/10                                 390,000          390,000
CO State Educational & Cultural Facilities
  Authority, Naropa University,
  Series 1999,
    3.000% 11/01/24                                 200,000          200,000
IA Ottumwa, Ottumwa Regional Health Center,
  Inc.,
  Series 1998,
    3.000% 10/01/06                                 550,000          550,000
IA State Finance Authority:
  Burlington Medical Center,
  Series 1997,
    3.100% 06/01/27                                 100,000          100,000
  Diocese of Sioux City,
  Series 1999,
    3.000% 03/01/19                                 325,000          325,000
IA State Higher Education Loan Authority:
  Grand View College,
  Series 2000,
    3.150% 10/01/25                                 700,000          700,000
  Loras College,
  Series 2000,
    3.050% 11/01/30                               1,540,000        1,540,000
  St. Ambrose University,
  Series 1999,
    3.000% 10/01/09                                 400,000          400,000
IA Webster County, St. Edmond Project,
    3.000% 07/01/20                               1,100,000        1,100,000

                                                   Par            Value
----------------------------------------------------------------------------
ID State Health Facilities Authority, St.
  Lukes Regional Medical Facility,
  Series 1995,
    3.050% 05/01/22                            $    100,000   $      100,000
IL Will County, Amoco Corp.,
  Series 1998,
    3.200% 03/01/28                               3,100,000        3,100,000
LA State Offshore Terminal Authority, Loop,
  Inc.,
    3.100% 09/01/06                               1,600,000        1,600,000
MN Mankato, Bethany Lutheran College,
  Series 2000 B,
    3.100% 11/01/15                               1,450,000        1,450,000
MN Minneapolis:
  Series 1997 A,
    2.850% 12/01/02                                 935,000          935,000
  Series 1997 B,
    2.850% 12/01/07                               1,945,000        1,945,000
  Series 1999,
    2.850% 12/01/04                                 725,000          725,000
MS Jackson County, Chevron USA, Inc. Project:
    3.050% 12/01/16                                 515,000          515,000
    3.050% 06/01/23                                 800,000          800,000
NV Clark County, Las Vegas Project,
  Series 1999,
    3.000% 08/01/19                                 470,000          470,000
NY New York City,
  Series 1994 A-5,
    3.050% 08/01/20                                 700,000          700,000
TX Gulf Coast Waste Disposal Authority, Exxon
  Corp.,
  Series 1995,
    3.050% 06/01/20                               1,200,000        1,200,000
WI State Health & Educational Facilities
  Authority, Riverview Hospital Association,
    3.150% 10/01/30                                 400,000          400,000
WY Unita County, Chevron USA, Inc. Project,
  Series 1992,
    3.050% 12/01/22                                 300,000          300,000
                                                              --------------

TOTAL SHORT-TERM OBLIGATIONS (cost of $19,427,456)                19,545,000
                                                              --------------

TOTAL INVESTMENTS (cost of $2,065,458,622)(j)                  2,111,504,175
                                                              --------------

See notes to investment portfolio.
 28

OTHER ASSETS & LIABILITIES, NET - 1.2%                        $   26,248,341
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                           $2,137,752,516
                                                              --------------

NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under Federal Securities laws. At May 31, 2001, these securities amounted to $15,239,732 which represents 0.7% of net assets.

    Additional information on each restricted security held at May 31, 2001, is as follows:

                            ACQUISITION    ACQUISITION
SECURITY                       DATE           COST
--------                    -----------    -----------
FL Hendry County
  Industrial Development
  Authority                   11/2/98      $1,500,000
LA State Public Facility
  Authority                   12/3/92       1,545,000
LA Public Facility Belmont
  Water                       3/22/94       1,350,000
MI State Strategic Fund
  Series 1998 A               11/2/98       2,250,000
MI State Strategic Fund
  Series 1998 B              11/24/98       2,800,000
MI State Strategic Fund
  Series 1998 C              11/24/98       3,200,000
NY New York City Municipal
  Water Finance Authority
  Series 1999                 2/07/01       2,798,910

(c) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2001, the value of these securities amounted to $44,168,438, which represents 2.1% of net assets.

(d) This issuer is in default of certain debt covenants. Income is not being accrued.

(e) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.

(f) Represents fair value as determined in good faith under the direction of the Trustees.

(g) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(h) These securities, or a portion thereof, with a total market value of $29,290,562 are being used to collateralize open futures contracts

(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as May 31, 2001.

(j)  Cost for federal income tax purposes is the same.

Long futures contracts open at May 31, 2001:

                        PAR VALUE                   UNREALIZED
                        COVERED BY    EXPIRATION   DEPRECIATION
        TYPE            CONTRACTS       MONTH      AT 05/31/01
        ----           ------------   ----------   ------------
Treasury Bond          $326,700,000      June      $(8,960,940)

  Acronym               Name
  -------    ---------------------------
   IFRN      Inverse Floating Rate Note

See notes to financial statements.

 STATEMENT OF ASSETS & LIABILITIES

May 31, 2001 (Unaudited)

ASSETS
Investments in portfolio,
  at value (cost
  $2,065,458,622)                         $2,111,504,175
Receivable for:
  Investments sold                            41,529,085
  Interest                                    36,542,628
  Variation margin futures                     3,062,813
  Fund shares sold                               765,014
Other assets                                     153,919
                                          --------------
    Total Assets                           2,193,557,634
LIABILITIES
  Payable due to Custodian
    bank                    $ 1,842,024
PAYABLE FOR:
  Investments purchased      47,113,755
  Fund shares repurchased     2,037,115
  Distributions               3,001,368
  Management fee                940,761
  Transfer agent fee            227,972
  Bookkeeping fee                52,600
  Trustees' fee                  20,150
  Custody fee                       154
  Merger fee                     62,918
  Deferred Trustees' fees        25,602
Other liabilities               480,699
                            -----------
    Total Liabilities                         55,805,118
                                          --------------
NET ASSETS                                $2,137,752,516
                                          --------------
COMPOSITION OF NET ASSETS
Capital paid in                           $2,154,831,878
Overdistributed net
  investment income                           (1,746,491)
Accumulated net realized
loss                                         (52,406,831)
Net unrealized
  appreciation
  (depreciation) on:
  Investments                                 46,045,553
  Foreign currency
    transactions                                 (10,653)
  Open futures contracts                      (8,960,940)
                                          --------------
NET ASSETS                                $2,137,752,516
                                          --------------
Net asset value &
  redemption price per
  share -- Class A
  ($1,949,036,286/150,811,927)            $        12.92(a)
                                          --------------
Maximum offering price per
  share -- Class A
  ($12.92/0.9525)                         $        13.56(b)
                                          --------------
Net asset value & offering
  price per share -- Class
  B
 ($182,036,401/14,085,625)                $        12.92(a)
                                          --------------
Net asset value & offering
  price per share -- Class
  C ($6,679,829/516,870)                  $        12.92(a)
                                          --------------

 STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest income                              $65,270,259
EXPENSES
Management fee                $  5,615,992
Service fee -- Class A           2,435,843
Service fee -- Class B             248,630
Service fee -- Class C               8,058
Distribution fee -- Class B        746,649
Distribution fee -- Class C         24,107
Transfer agent                   1,819,008
Bookkeeping fee                    316,302
Trustees' fee                       40,292
Custody fee                         95,524
Other expenses                     209,160
                              ------------
      Total Expenses            11,559,565
Custody credits earned             (94,600)
Fees waived by the
  Distributor -- Class C            (4,825)
                              ------------
  Net Expenses                                11,460,140
                                             -----------
  Net Investment Income                       53,810,119
                                             -----------
NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                   (3,028,532)
  Closed futures contracts       6,216,905
                              ------------
    Net realized gain                          3,188,373
Net change in unrealized
  appreciation/depreciation
  during the period on:
  Investments                   27,655,456
  Foreign currency
    transactions                   (11,776)
  Open futures contracts       (12,353,074)
                              ------------
Net change in unrealized
  appreciation/depreciation                   15,290,606
                                             -----------
    Net Gain                                  18,478,979
                                             -----------
Increase in Net Assets from
  Operations                                 $72,289,098
                                             -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                                                                (UNAUDITED)
                                                                 SIX MONTHS          YEAR ENDED
                                                                   ENDED            NOVEMBER 30,
                                                                MAY 31, 2001            2000
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $   53,810,119      $  114,733,390
Net realized gain (loss) on investments and futures
  contracts                                                         3,188,373         (26,310,792)
Net change in unrealized appreciation/depreciation on
  investments, foreign currency transactions and futures
  contracts                                                        15,290,606          43,184,391
                                                               --------------      --------------
  Net Increase from Operations                                     72,289,098         131,606,989
                                                               --------------      --------------
DISTRIBUTION TO SHAREHOLDERS:
From net investment income -- Class A                             (48,686,379)       (102,267,656)
From net investment income -- Class B                              (4,266,499)        (10,908,730)
From net investment income -- Class C                                (142,373)           (241,690)
                                                               --------------      --------------
  Total Distributions to Shareholders                             (53,095,251)       (113,418,076)
                                                               --------------      --------------
SHARE TRANSACTIONS:
Subscriptions -- Class A                                          184,681,549         508,701,266
Receipt from shares issued in connection with a tax-free
  transfer of assets from a merger                                109,776,748                  --
Distributions reinvested -- Class A                                27,764,799          51,419,940
Redemptions -- Class A                                           (249,800,603)       (751,442,862)
                                                               --------------      --------------
  Net Increase (Decrease) -- Class A                               72,422,493        (191,321,656)
                                                               --------------      --------------

Subscriptions -- Class B                                            7,323,283           6,402,343
Receipt from shares issued in connection with a tax-free
  transfer of assets from a merger                                 52,894,904                  --
Distributions reinvested -- Class B                                 2,255,260           5,435,847
Redemptions -- Class B                                            (66,589,200)       (108,085,831)
                                                               --------------      --------------
  Net Decrease -- Class B                                          (4,115,753)        (96,247,641)
                                                               --------------      --------------

Subscriptions -- Class C                                            2,364,031           1,222,342
Receipt from shares issued in connection with a tax-free
  transfer of assets from a merger                                  1,466,447                  --
Distributions reinvested -- Class C                                   112,770             191,227
Redemptions -- Class C                                             (2,400,213)           (981,291)
                                                               --------------      --------------
  Net Increase -- Class C                                           1,543,035             432,278
                                                               --------------      --------------
Net Increase (Decrease) from Shares Transactions                   69,849,775        (287,137,019)
                                                               --------------      --------------
    Total Increase (Decrease) in Net Assets                        89,043,622        (268,948,106)
NET ASSETS
Beginning of period                                             2,048,708,894       2,317,657,000
                                                               --------------      --------------
End of period (net of overdistributed income of $1,746,491
  and $2,461,262, respectively)                                $2,137,752,516      $2,048,708,894
                                                               ==============      ==============

See notes to financial statements.

                                                                (UNAUDITED)
                                                                 SIX MONTHS
                                                                   ENDED             YEAR ENDED
                                                                  MAY 31,           NOVEMBER 30,
                                                                    2001                2000
---------------------------------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions -- Class A                                          14,118,236          40,534,255
Issued in connection with a tax-free transfer of net assets
  from a merger                                                    8,392,717                  --
Issued in reinvestment of distributions -- Class A                 2,122,191           4,097,383
Redemptions -- Class A                                           (19,112,522)        (59,875,930)
                                                                ------------        ------------
  Net Increase (Decrease) -- Class A                               5,520,622         (15,244,292)
                                                                ------------        ------------

Subscriptions -- Class B                                             560,173             509,166
Issued in connection with a tax-free transfer of net assets
  from a merger                                                    4,043,953                  --
Issued in reinvestment of distributions -- Class B                   172,350             433,448
Redemptions -- Class B                                            (5,091,645)         (8,587,173)
                                                                ------------        ------------
  Net Decrease -- Class B                                           (315,169)         (7,644,559)
                                                                ------------        ------------

Subscriptions -- Class C                                             180,197              97,433
Issued in connection with a tax-free transfer of net assets
  from a merger                                                      112,114                  --
Issued in reinvestment of distributions -- Class C                     8,622              15,240
Redemptions -- Class C                                              (182,591)            (78,150)
                                                                ------------        ------------
  Net Increase -- Class C                                            118,342              34,523
                                                                ------------        ------------
  Net Increase (Decrease) in Shares of Beneficial Interest         5,323,795         (22,854,328)
                                                                ------------        ------------

See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Liberty Tax-Exempt Fund (the "Fund") is a series of Liberty Funds Trust IV, a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities from long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

On January 26, 2001, Class A, Class B and Class C of Liberty Oregon Fund, Liberty Florida Tax-Exempt Fund, Liberty Minnesota Tax-Exempt Fund, Liberty Michigan Tax-Exempt Fund and Liberty North Carolina Tax-Exempt Fund Merged into The Liberty Tax-Exempt Fund. The transfer of assets was as follows:

                                    Mutual Funds
                         Shares      Net Assets      Unrealized
Fund Name                Issued       Received     Appreciation(1)
---------              ----------   ------------   ---------------
Liberty Oregon Tax
  Free Fund             1,213,319    15,870,212         459,159
Liberty Florida
  Tax-Exempt Fund       3,210,990    41,999,752       1,710,208
Liberty Minnesota
  Tax-Exempt Fund       2,930,996    38,337,426       1,681,118

                                    Mutual Funds
                         Shares      Net Assets      Unrealized
Fund Name                Issued       Received     Appreciation(1)
---------              ----------   ------------   ---------------
Liberty Michigan
  Tax-Exempt Fund       2,967,871    38,819,753       2,281,505
Liberty North
  Carolina Tax-
  Exempt Fund           2,225,608    29,110,956       1,331,047
                       ----------   -----------       ---------
                       12,548,784   164,138,099       7,463,037

                 Net Assets of the
Net Assets of       Five Merged      Net Assets of the
the Fund Prior   Funds Immediately   Fund Immediately
to Combination   Prior Combination   After Combination
--------------   -----------------   -----------------
2,054,921,067       164,138,099        2,219,059,166

(1) Unrealized appreciation is included in the Mutual Fund Net Asset received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Fund currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund, Liberty Tax Exempt Insured Fund and Liberty High Yield Municipal Fund as follows:

                                           Annual
Average Net Assets                        Fee Rate
------------------                        --------
First $1 billion                           0.60%
Next $2 billion                            0.55%
Next $1 billion                            0.50%
Over $4 billion                            0.45%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets as follows:

                                         Annual
Average Net Assets                      Fee Rate
------------------                      ---------
First $50 million                       No charge
Next $950 million                          0.035%
Next $1 billion                            0.025%
Next $1 billion                            0.015%

TRANSFER AGENT:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended May 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $529,717 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $7,344, $101,858 and $1,426 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $94,600 of custodian fees were reduced by balance credits applied during the six months ended May 31, 2001. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION INVESTMENT ACTIVITY:

During the six months ended May 31, 2001, purchases and sales of investments, other than short-term obligations, were $162,792,786 and $249,252,498 respectively.

Unrealized appreciation (depreciation) at May 31, 2001, based on cost of investments for federal income tax purposes was approximately:

     Gross unrealized appreciation    $ 96,666,686
     Gross unrealized depreciation     (50,621,133)
                                      ============
          Net unrealized
            appreciation              $ 46,045,553
                                      ============

CAPITAL LOSS CARRYFORWARDS:

At November 30, 2000 capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

    Year of expiration   Capital loss
       Carryforward      carryforward
    ------------------   ------------
           2007          $29,459,000
           2008           13,473,000
                         ===========
                         $42,932,000

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 2001.

 FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                         (UNAUDITED)
                                                                SIX MONTHS ENDED MAY 31, 2001
                                                               CLASS A      CLASS B     CLASS C
-----------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $    12.80    $  12.80    $12.80
                                                              ----------    --------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                            0.33        0.28      0.29
Net realized and unrealized loss on investments, foreign
  currency transactions and futures contracts                       0.12        0.12      0.12
                                                              ----------    --------    ------
Total from Investment Operations                                    0.45        0.40      0.41
                                                              ----------    --------    ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                         (0.33)      (0.28)    (0.29)
                                                              ----------    --------    ------
NET ASSET VALUE -- END OF PERIOD                              $    12.92    $  12.92    $12.92
                                                              ----------    --------    ------
Total return(b)(e)                                                 3.48%       3.12%     3.19%(c)
                                                              ==========    ========    ======
RATIOS TO AVERAGE NET ASSETS
Expenses(d)(f)                                                     1.00%       1.75%     1.60%
Net investment income(d)(f)                                        5.08%       4.33%     4.48%
Waiver/Reimbursement(f)                                               --          --     0.15%
Portfolio turnover rate(e)                                            8%          8%        8%
Net assets at end of period (000)                             $1,949,036    $182,036    $6,680

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)  Not annualized.
(f)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  YEAR ENDED NOVEMBER 30, 2000
                                                                CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                          $  12.67    $  12.67    $  12.67
                                                                --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                            0.69        0.60        0.62(b)
Net realized and unrealized gain                                    0.12        0.12        0.12
                                                                --------    --------    --------
Total from Investment Operations                                    0.81        0.72        0.74
                                                                --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                         (0.68)      (0.59)      (0.61)
                                                                --------    --------    --------
NET ASSET VALUE -- BEGINNING OF PERIOD                          $  12.80    $  12.80    $  12.80
                                                                --------    --------    --------
Total return(c)                                                    6.67%       5.88%       6.01%(d)
                                                                ========    ========    ========
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                                        1.00%       1.75%       1.60%(b)
Net investment income(e)                                           5.50%       4.75%       4.90%(b)
Portfolio turnover                                                   15%         15%         15%
Net assets at end of period (in millions)                       $  1,859    $    184    $      5

(a) The per share net improvement income amounts do not reflect the period's reclassifications of differences between book and tax basis net investment income
(b) Net of fees waived by the Distributor which amounted to $0.02 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  YEAR ENDED NOVEMBER 30, 1999
                                                                CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                          $  14.11    $  14.11    $  14.11
                                                                --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.68        0.58        0.60(a)
Net realized and unrealized loss                                   (1.20)      (1.20)      (1.20)
                                                                --------    --------    --------
Total from Investment Operations                                   (0.52)      (0.62)      (0.60)
                                                                --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                         (0.67)      (0.58)      (0.60)
In excess of net investment income                                 (0.02)      (0.01)      (0.01)
From net realized gains                                            (0.18)      (0.18)      (0.18)
In excess of net realized gains                                    (0.05)      (0.05)      (0.05)
                                                                --------    --------    --------
Total Distributions Declared to Shareholders                       (0.92)      (0.82)      (0.84)
                                                                --------    --------    --------
NET ASSET VALUE -- END OF PERIOD                                $  12.67    $  12.67    $  12.67
                                                                --------    --------    --------
Total return(b)                                                   (3.87%)     (4.59%)     (4.45%)(c)
                                                                ========    ========    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses(d)                                                        0.99%       1.74%       1.59%(a)
Net investment income(d)                                           5.09%       4.34%       4.49%(a)
Portfolio turnover                                                   37%         37%         37%
Net assets at end of period (in millions)                       $  2,034    $    279    $      5

(a) Net of fees waived by the Distributor which amounted to $0.02 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01%.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                              YEAR ENDED NOVEMBER 30, 1998
                                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $13.75     $13.75     $ 13.75
                                                              -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.71       0.61        0.63(a)
Net realized and unrealized gain                                0.39       0.39        0.39
                                                              -------    -------    -------
Total from Investment Operations                                1.10       1.00        1.02
                                                              -------    -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.72)     (0.62)      (0.64)
In excess of net investment income                             (0.02)     (0.02)      (0.02)
                                                              -------    -------    -------
Total Distributions Declared to Shareholders                   (0.74)     (0.64)      (0.66)
                                                              -------    -------    -------
NET ASSET VALUE -- END OF PERIOD                              $14.11     $14.11     $ 14.11
                                                              -------    -------    -------
Total return(b)                                                8.22%      7.40%       7.56%(c)
                                                              =======    =======    =======
RATIOS TO AVERAGE NET ASSETS:
Operating expenses(d)                                          0.95%      1.70%       1.55%(a)
Interest expense                                               0.00%(e)   0.00%(e)    0.00%(e)
Total expenses(d)                                              0.95%      1.70%       1.55%(a)
Net investment income(d)                                       5.08%      4.33%       4.48%(a)
Portfolio turnover                                               26%        26%         26%
Net assets at end of period (in millions)                     $2,470     $  354     $     1
(a)  Net of fees waived by the Distributor which amounted to
     $0.02 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)  Rounds to less than 0.01%.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                YEAR ENDED NOVEMBER 30, 1997
                                                              CLASS A    CLASS B    CLASS C(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $13.55     $13.55      $ 13.86
                                                              -------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.74       0.64         0.22
Net realized and unrealized gain (loss)                         0.20       0.20        (0.12)(b)
                                                              -------    -------     -------
Total from Investment Operations                                0.94       0.84         0.10
                                                              -------    -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.74)     (0.64)       (0.21)
                                                              -------    -------     -------
NET ASSET VALUE -- END OF PERIOD                              $13.75     $13.75      $ 13.75
                                                              -------    -------     -------
Total return(c)                                                7.16%      6.37%        0.77%(d)
                                                              =======    =======     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                                                    0.98%      1.73%        1.59%(f)
Net investment income(e)                                       5.45%      4.70%        4.76%(f)
Portfolio turnover                                               39%        39%          39%
Net assets at end of period (in millions)                     $2,551     $  380      $      (g)
(a)  Class C shares were initially offered on August 1,
     1997. Per share data reflects activity from that date.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Annualized.
(g)  Rounds to less than one million.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   YEAR ENDED
                                                               NOVEMBER 30, 1996
                                                              CLASS A      CLASS B
----------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $13.72       $13.72
                                                              ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.76         0.66
Net realized and unrealized loss                               (0.17)       (0.17)
                                                              ------       ------
Total from Investment Operations                                0.59         0.49
                                                              ------       ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.76)       (0.66)
                                                              ------       ------
NET ASSET VALUE -- END OF PERIOD                              $13.55       $13.55
                                                              ------       ------
Total return(a)                                                4.47%        3.70%
                                                              ======       ======
RATIOS TO AVERAGE NET ASSETS:
Expenses(b)                                                    0.99%        1.74%
Net investment income(b)                                       5.61%        4.86%
Portfolio turnover                                               40%          40%
Net assets at end of period (in millions)                     $2,818       $  427

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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

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

 TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBOLD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Tax-Exempt Fund

                               GIVE ME LIBERTY.(R)



LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE


At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. Liberty offers a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.


LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Tax-Exempt Fund  Semiannual Report, May 31, 2001        ---------------
[LIBERTY FUNDS LETTERHEAD]                                         PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 HOLLISTON, MA
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